Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 91.2%

	Asset Backed Securities — 4.5%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 2.27% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	664,232
500,000	Aimco CLO 12, Ltd., Series 2020-12A, Class DR, 3.75% (3 mo. TSFR + 2.90%), due 01/17/32(b) 144A	470,266
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 6.74% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	254,569
1,000,000	Apex Credit CLO, Ltd., Series 2019-1A, Class BR, 3.44% (3 mo. USD LIBOR + 2.40%), due 04/18/32(b) 144A	927,792
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 7.81% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	383,742
598,950	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	583,142
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 4.31% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	220,611
810,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.04% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	655,477
213,428	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 1.76% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	209,225
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	394,074
835,000	Bain Capital Credit CLO, Ltd., Series 2022-1A, Class C, 3.10% (3 mo. TSFR + 2.20%), due 04/18/35(b) 144A	781,809
550,000	Bain Capital Credit CLO, Ltd., Series 2022-2A, Class D1, 4.98% (3 mo. TSFR + 3.65%), due 04/22/35(b) 144A	508,762
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.99% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	235,252
275,000	Ballyrock CLO, Ltd., Series 2018-1A, Class C, 4.21% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	248,160
1,560,000	Ballyrock CLO, Ltd., Series 2022-19A, Class D, 8.28% (3 mo. TSFR + 7.11%), due 04/20/35(b) 144A	1,368,297
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 2.56% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	240,761
250,000	Barings CLO, Ltd., Series 2016-2A, Class ER2, 7.56% (3 mo. USD LIBOR + 6.50%), due 01/20/32(b) 144A	225,530
850,000	BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class ER, 8.04% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	762,595
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 8.04% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	229,932
12,760	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	12,761
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 7.45% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	244,132
1	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 2.46% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	1
1,300,000	Carlyle US CLO, Ltd., Series 2019-2A, Class DR, 7.54% (3 mo. USD LIBOR + 6.50%), due 07/15/32(b) 144A	1,151,572
1,475,000	Carlyle US CLO, Ltd., Series 2019-4A, Class A2R, 2.60% (3 mo. TSFR + 1.75%), due 04/15/35(b) 144A	1,380,016

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
750,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 7.06% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	665,031
1,020,000	CBAM CLO, Ltd., Series 2018-6A, Class B2R, 3.21% (3 mo. TSFR + 2.36%), due 01/15/31(b) 144A	987,944
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 4.60% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	239,073
700,000	CIFC Funding CLO, Ltd., Series 2017-3A, Class C, 4.71% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	655,390
55,431	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	55,166
900,000	Dryden 70 CLO, Ltd., Series 2018-70A, Class E, 7.11% (3 mo. USD LIBOR + 6.05%), due 01/16/32(b) 144A	801,312
7,899	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	7,905
630,000	Eaton Vance CLO, Ltd., Series 2020-2A, Class ER, 7.54% (3 mo. USD LIBOR + 6.50%), due 01/15/35(b) 144A	569,323
368,035	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	341,834
31,368	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 2.30% (1 mo. USD LIBOR + 0.68%), due 11/25/36(b)	31,365
250,000	Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 8.17% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) 144A	211,887
380,000	Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 7.76% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	321,037
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.99% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	213,522
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class CR, 4.69% (3 mo. USD LIBOR + 3.65%), due 04/17/34(b) 144A	233,379
750,000	Greywolf CLO VI, Ltd., Series 2018-1A, Class D, 6.96% (3 mo. USD LIBOR + 5.75%), due 04/26/31(b) 144A	648,479
82,843	GSAA Home Equity Trust, Series 2007-7, Class A4, 2.16% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	80,928
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 9.26% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	244,300
645,000	Harbor Park CLO, Ltd., Series 2018-1A, Class C, 3.16% (3 mo. USD LIBOR + 2.10%), due 01/20/31(b) 144A	611,874
240,849	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 3.50% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	223,821
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 2.84% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	384,192
201,666	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 2.90% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	198,097
1,405,000	Madison Park Funding CLO XXXIX, Ltd., Series 2021-39A, Class D, 4.19% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) 144A	1,305,321
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 6.72% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	362,460
1,030,000	Magnetite CLO XVII, Ltd., Series 2016-17A, Class CR, 2.96% (3 mo. USD LIBOR + 1.90%), due 07/20/31(b) 144A	972,701
1,435,000	Magnetite CLO XXIV, Ltd., Series 2019-24A, Class BR, 2.60% (3 mo. TSFR + 1.75%), due 04/15/35(b) 144A	1,353,297
601,508	Magnolia Finance X DAC, Series 2020-1, due 08/13/24(c)	588,065

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 4.36% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	234,621
400,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, due 09/21/26 144A	356,162
485,778	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	474,826
737,237	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	679,342
1,290,000	Myers Park CLO, Ltd., Series 2018-1A, Class C, 3.11% (3 mo. USD LIBOR + 2.05%), due 10/20/30(b) 144A	1,221,533
1,148,702	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 1.91% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	1,065,396
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	367,815
100,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	87,376
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	684,058
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 7.02% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	220,674
750,000	Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class DR, 3.94% (3 mo. USD LIBOR + 2.90%), due 10/16/33(b) 144A	703,311
480,000	Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 7.04% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) 144A	423,843
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 3.59% (3 mo. USD LIBOR + 2.55%), due 10/15/34(b) 144A	650,242
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 8.61% (3 mo. USD LIBOR + 7.57%), due 10/15/34(b) 144A	576,681
1,160,000	OCP CLO, Ltd., Series 2015-9A, Class BR2, 2.60% (3 mo. TSFR + 1.75%), due 01/15/33(b) 144A	1,092,446
325,000	Octagon Investment Partners CLO 35, Ltd., Series 2018-1A, Class C, 3.66% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	278,207
180,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	175,326
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 2.55% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	732,404
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 2.86% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	249,928
605,000	OZLM CLO XXIII, Ltd., Series 2019-23A, Class B1R, 2.89% (3 mo. USD LIBOR + 1.85%), due 04/15/34(b) 144A	574,452
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 3.06% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	234,707
390,000	Peace Park CLO, Ltd., Series 2021-1A, Class E, 7.06% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	344,455
442,750	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	432,267
1,005,000	PPM CLO, Ltd., Series 2018-1A, Class B2, 2.89% (3 mo. USD LIBOR + 1.85%), due 07/15/31(b) 144A	956,001
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 2.24% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,090,625

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
720,000	RR CLO 18, Ltd., Series 2021-18A, Class D, 7.29% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	642,742
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 5.37% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	147,780
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 8.31% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	395,113
515,000	Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 3.96% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	479,211
81,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.10%, due 06/15/32(d)	79,570
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.06%, due 03/15/33(d)	49,177
680,000	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	637,003
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 4.01% (3 mo. USD LIBOR + 2.95%), due 07/20/32(b) 144A	884,270
903,366	Stonepeak, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	827,992
280,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR2, 4.12% (3 mo. USD LIBOR + 3.10%), due 10/13/32(b) 144A	252,887
800,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class ER2, 7.77% (3 mo. USD LIBOR + 6.75%), due 10/13/32(b) 144A	708,130
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 2.23% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	244,916
260,000	Voya CLO, Ltd., Series 2017-3A, Class DR, 8.01% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	234,379
350,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 4.46% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	332,262
260,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1R, 2.40% (3 mo. USD LIBOR + 1.22%), due 10/24/34(b) 144A	252,412
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 4.69% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	345,534
420,000	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class D, 5.24% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	393,265

		45,273,754

	Bank Loans — 15.8%
3,281,000	19th Holdings Golf, LLC, 2022 Term Loan B, 4.49% (1 mo. SOFR + 3.25%), due 02/07/29(b)	3,108,747
615,029	8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 5.42% (1 mo. USD LIBOR + 3.75%), due 10/01/25(b)	522,775
1,710,563	AAdvantage Loyalty IP, Ltd., 2021 Term Loan, 5.81% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	1,637,008
588,807	Academy, Ltd., 2021 Term Loan, 4.81% (1 mo. USD LIBOR + 3.75%), due 11/05/27(b)	561,329
302,940	ACProducts, Inc., 2021 Term Loan B, 6.50% (3 mo. USD LIBOR + 4.25%), due 05/17/28(b)	236,104
908,820	ACProducts, Inc., 2021 Term Loan B, 7.13% (6 mo. USD LIBOR + 4.25%), due 05/17/28(b)	708,312

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
123,353		Acrisure, LLC, 2020 Term Loan B, 5.17% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	113,562
806,000	EUR	Adevinta ASA, EUR Term Loan B, 3.25% (3 mo. EURIBOR + 3.25%), due 06/26/28(b)	790,389
956,007		Adtalem Global Education Inc., 2021 Term Loan B, 5.60% (1 mo. USD LIBOR + 4.00%), due 08/12/28(b)	912,987
580,000		Air Canada, 2021 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.50%), due 08/11/28(b)	536,500
1,424,000	EUR	Albion Financing 3 SARL, EUR Term Loan, 5.25% (3 mo. EURIBOR + 5.25%), due 08/17/26(b)	1,407,585
783,939		Allen Media, LLC, 2021 Term Loan B, 7.70% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	701,135
571,613		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 5.42% (1 mo. USD LIBOR + 3.75%), due 05/12/28(b)	526,360
1,216,950		AllSpring Buyer LLC, Term Loan B, 5.48% (3 mo. USD LIBOR + 3.25%), due 11/01/28(b)	1,168,272
401,778		Altar Bidco, Inc., 2021 Term Loan, 5.20% (6 mo. SOFR + 3.35%), due 02/01/29(b)	371,519
502,222		Altar Bidco, Inc., 2021 Term Loan, 5.75% (1 yr. SOFR + 3.35%), due 02/01/29(b)	464,399
1,750,000		Altar Bidco, Inc., 2021 Term Loan, TBD, due 02/01/29(e)	1,618,204
335,663		AMC Entertainment Holdings, Inc., 2019 Term Loan B, 4.20% (1 mo. USD LIBOR + 3.00%), due 04/22/26(b)	283,356
688,438		Amentum Government Services Holdings LLC, 2022 Term Loan, 4.78% (6 mo. SOFR + 4.00%), due 02/15/29(b)	656,598
400,000		Amentum Government Services Holdings LLC, 2020 2nd Lien Term Loan, 11.00% (3 mo. USD LIBOR + 8.75%), due 01/31/28(b)	382,000
611,562		Amentum Government Services Holdings LLC, 2022 Term Loan, 5.60% (3 mo. SOFR + 4.00%), due 02/15/29(b)	583,277
494,674		Amentum Government Services Holdings LLC, Term Loan B, 5.42% (1 mo. USD LIBOR + 3.75%), due 01/29/27(b)	471,796
1,295,069		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 5.17% (1 mo. USD LIBOR + 3.50%), due 11/30/28(b)	1,220,603
1,074,592		AmWINS Group, Inc., 2021 Term Loan B, 3.90% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	1,016,385
193,611		AmWINS Group, Inc., 2021 Term Loan B, 3.92% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	183,123
402,271		Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 6.17% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	389,198
347,255		Anticimex International AB, 2021 USD Term Loan B1, 5.10% (3 mo. USD LIBOR + 3.50%), due 11/16/28(b)	328,590
187,625		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 5.14% (1 mo. USD LIBOR + 3.50%), due 03/11/28(b)	167,924
538,650		AppLovin Corp., 2021 Term Loan B, 5.25% (3 mo. USD LIBOR + 3.00%), due 10/25/28(b)	513,737
1,258,858		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 5.00% (3 mo. USD LIBOR + 4.00%; 12.5% PIK), due 12/31/27(b) (f)	1,059,077
39,777		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, TBD, due 12/31/27(b) (e)	33,464
1,319,300	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.00% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,282,714

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
944,089		Aruba Investments, Inc., 2020 USD Term Loan, 5.63% (1 mo. USD LIBOR + 4.00%), due 11/24/27(b)	878,002
171,729		Asurion LLC, 2018 Term Loan B6, 4.79% (1 mo. USD LIBOR + 3.13%), due 11/03/23(b)	165,146
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 6.92% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	772,313
499,280		Asurion LLC, 2021 Term Loan B9, 4.92% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	453,097
604,657		At Home Group Inc., Term Loan B, 4.97% (3 mo. USD LIBOR + 4.00%), due 07/24/28(b)	472,136
102,609		Athenahealth, Inc., 2022 Term Loan B, 5.01% (1 mo. SOFR + 3.50%), due 02/15/29(b)	94,708
960,300		Atotech BV, 2021 USD Term Loan B, 4.17% (1 mo. USD LIBOR + 2.50%), due 03/18/28(b)	919,888
1,495,566		Autokiniton US Holdings, Inc., 2021 Term Loan B, 5.62% (1 mo. USD LIBOR + 4.50%), due 04/06/28(b)	1,387,137
1,118,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 2.50% (3 mo. EURIBOR + 2.50%), due 04/13/28(b)	1,100,633
157,533		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 4.42% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	152,085
280,691		Caesars Resort Collection, LLC, 2020 Term Loan B1, 5.17% (1 mo. USD LIBOR + 3.50%), due 07/21/25(b)	271,656
495,455		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 4.67% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	469,289
791,223		Camelot U.S. Acquisition 1 Co., Term Loan B, 4.67% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	750,672
1,786,500		Cano Health LLC, 2022 Term Loan, 5.63% (1 mo. SOFR + 4.00%), due 11/23/27(b)	1,646,930
564,973		Cardinal Parent, Inc., 2020 Term Loan B, 6.13% (1 mo. USD LIBOR + 4.50%), due 11/12/27(b)	564,366
867,296	EUR	Carnival Corp., EUR Term Loan B, 3.98% (6 mo. EURIBOR + 3.75%), due 06/30/25(b)	840,978
776,100		Carnival Corp., 2021 Incremental Term Loan B, 6.13% (6 mo. USD LIBOR + 3.25%), due 10/18/28(b)	698,490
2,212		Carnival Corp., EUR Term Loan B, 3.75% (3 mo. EURIBOR + 3.75%), due 06/30/25(b)	2,145
759,072		Carnival Corp., USD Term Loan B, 5.88% (6 mo. USD LIBOR + 3.00%), due 06/30/25(b)	708,594
802,314		Carriage Purchaser, Inc., 2021 Term Loan B, 5.92% (1 mo. USD LIBOR + 4.25%), due 09/30/28(b)	734,618
123,827		Castle US Holding Corp., USD Term Loan B, 5.42% (1 mo. USD LIBOR + 3.75%), due 01/29/27(b)	108,967
889,770		Chamberlain Group, Inc., Term Loan B, 4.51% (3 mo. USD LIBOR + 3.50%), due 11/03/28(b)	811,174
38,366		Cinemark USA, Inc., 2018 Term Loan B, 2.99% (3 mo. USD LIBOR + 1.75%), due 03/31/25(b)	36,275
101,558		Cinemark USA, Inc., 2018 Term Loan B, 3.42% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	96,023
2,221		Cinemark USA, Inc., 2018 Term Loan B, 4.01% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	2,100

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
1,476,983	Citadel Securities, LP, 2021 Term Loan B, 3.65% (1 mo. SOFR + 2.50%), due 02/02/28(b)	1,424,828
1,164,799	City Brewing Company, LLC, Closing Date Term Loan, 4.47% (3 mo. USD LIBOR + 3.50%), due 04/05/28(b)	1,039,583
978,118	Clear Channel Outdoor Holdings, Inc., Term Loan B, 4.74% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	842,099
380,000	Cloudera, Inc., 2021 Second Lien Term Loan, 7.67% (1 mo. USD LIBOR + 6.00%), due 10/08/29(b)	334,400
838,003	ClubCorp Holdings, Inc., 2017 Term Loan B, 5.00% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	773,844
730,000	Clydesdale Acquisition Holdings, Inc., Term Loan B, 5.88% (1 mo. SOFR + 4.25%), due 04/13/29(b)	686,580
1,146,163	CMG Media Corp., 2021 Term Loan, 5.17% (1 mo. USD LIBOR + 3.50%), due 12/17/26(b)	1,055,329
666,691	CNT Holdings I Corp., 2020 Term Loan, 4.69% (1 mo. USD LIBOR + 3.50%), due 11/08/27(b)	633,982
2,912,412	CommScope, Inc., 2019 Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	2,630,878
1,094,517	Conduent Business Services, LLC, 2021 Term Loan B, 5.92% (1 mo. USD LIBOR + 4.25%), due 10/16/28(b)	1,065,330
1,542,196	CoreLogic, Inc., Term Loan, 5.19% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	1,281,565
718,200	CTC Holdings, LP, Term Loan B, 6.42% (3 mo. SOFR + 5.00%), due 02/20/29(b)	675,108
533,815	CWGS Group, LLC, 2021 Term Loan B, 3.82% (1 mo. USD LIBOR + 2.50%), due 06/03/28(b)	486,039
45,915	CWGS Group, LLC, 2021 Term Loan B, 4.17% (1 mo. USD LIBOR + 2.50%), due 06/03/28(b)	41,806
715,518	DCert Buyer, Inc., 2019 Term Loan B, 5.67% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	678,549
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 8.67% (1 mo. USD LIBOR + 7.00%), due 02/19/29(b)	867,914
98,935	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 5.28% (1 mo. SOFR + 3.75%), due 04/09/27(b)	93,444
288,100	Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 8.42% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	282,098
1,050,000	Del Monte Foods, Inc., 2022 Term Loan, 5.68% (3 mo. USD LIBOR + 3.50%), due 05/16/29(b)	993,125
2,917,615	DirecTV Financing, LLC, Term Loan, 6.67% (1 mo. USD LIBOR + 5.00%), due 08/02/27(b)	2,698,271
1,719,345	Dun & Bradstreet Corp. (The), Term Loan, 4.87% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	1,626,930
354,113	Electron BidCo, Inc., 2021 Term Loan, 4.67% (1 mo. USD LIBOR + 3.00%), due 11/01/28(b)	332,275
265,174	Embecta Corp., Term Loan B, 5.05% (3 mo. SOFR + 3.00%), due 03/30/29(b)	251,252
633,600	Empire Today, LLC, 2021 Term Loan B, 5.75% (3 mo. USD LIBOR + 5.00%), due 04/03/28(b)	495,264
949,842	Endure Digital, Inc., Term Loan, 4.62% (1 mo. USD LIBOR + 3.50%), due 02/10/28(b)	859,607
341,145	EP Purchaser, LLC, 2021 Term Loan B, 5.75% (3 mo. USD LIBOR + 3.50%), due 11/06/28(b)	326,433

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
179,319		Equinox Holdings, Inc., 2020 Term Loan B2, 11.25% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	159,594
72,303		EyeCare Partners, LLC, 2020 Term Loan, 6.00% (3 mo. USD LIBOR + 3.75%), due 02/18/27(b)	66,820
440,000		EyeCare Partners, LLC, 2021 2nd Lien Term Loan, 9.00% (3 mo. USD LIBOR + 6.75%), due 11/15/29(b)	419,100
478,800		EyeCare Partners, LLC, 2021 Incremental Term Loan, 6.00% (3 mo. USD LIBOR + 3.50%), due 11/15/28(b)	441,992
827,925		Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 11/24/28(b)	785,494
190,000		First Brands Group, LLC, 2021 2nd Lien Term Loan, 9.74% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	183,350
306,900		First Brands Group, LLC, 2021 Term Loan, 6.00% (3 mo. SOFR + 5.00%), due 03/30/27(b)	290,788
460,413		First Student Bidco, Inc., Term Loan B, 5.23% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	415,235
170,970		First Student Bidco, Inc., Term Loan C, 5.23% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	154,194
485,328		Focus Financial Partners, LLC, 2021 Term Loan B4, 4.17% (1 mo. USD LIBOR + 2.50%), due 06/30/28(b)	465,005
943,848		Freeport LNG Investments, LLLP, Term Loan B, 4.56% (3 mo. USD LIBOR + 3.50%), due 12/21/28(b)	840,615
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan B1, 2.38% (6 mo. EURIBOR + 2.37%), due 01/29/27(b)	105,377
433,035		Froneri International, Ltd., 2020 USD Term Loan, 3.92% (1 mo. USD LIBOR + 2.25%), due 01/29/27(b)	400,197
2,170,347		Gainwell Acquisition Corp., Term Loan B, 6.25% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,064,543
2,323,926		Garda World Security Corp., 2021 Term Loan B, 5.90% (1 mo. USD LIBOR + 4.25%), due 10/30/26(b)	2,161,251
730,000		Garda World Security Corp., 2022 Term Loan B, 5.75% (1 mo. SOFR + 4.25%), due 02/01/29(b)	676,619
327,946		Global Medical Response, Inc., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.25%), due 10/02/25(b)	305,810
171,080		Global Tel*Link Corp., 2018 1st Lien Term Loan, 5.92% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	159,345
544,158		GoTo Group, Inc., Term Loan B, 6.35% (1 mo. USD LIBOR + 4.75%), due 08/31/27(b)	427,164
800,678		Graham Packaging Co. Inc., 2021 Term Loan, 4.67% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	752,471
1,502,251		Great Outdoors Group, LLC, 2021 Term Loan B1, 5.42% (1 mo. USD LIBOR + 3.75%), due 03/06/28(b)	1,377,689
533,354		Greystone Select Financial LLC, Term Loan B, 6.04% (3 mo. USD LIBOR + 5.00%), due 06/16/28(b)	493,352
1,291,065		Griffon Corp., Term Loan B, 4.36% (1 mo. SOFR + 2.75%), due 01/24/29(b)	1,234,043
5,185		Griffon Corp., Term Loan B, 6.50% (PRIME + 1.75%), due 01/24/29(b)	4,956
390,533		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 3.67% (1 mo. USD LIBOR + 2.00%), due 11/15/27(b)	369,969

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
960,000		Hexion Holdings Corp., 2022 USD Term Loan, 5.92% (3 mo. SOFR + 4.50%), due 03/15/29(b)	863,400
666,355		Hornblower Sub, LLC, 2020 Repriced Term Loan B, 7.38% (3 mo. USD LIBOR + 4.50%), due 04/27/25(b)	680,932
1,001,022		Hudson River Trading LLC, 2021 Term Loan, 4.50% (1 mo. SOFR + 3.00%), due 03/20/28(b)	937,207
30,903		Hyland Software, Inc., 2018 1st Lien Term Loan, 5.17% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	29,937
1,325,000		II-VI, Inc., 2021 Bridge Term Loan B, TBD, due 01/14/28(e)	1,272,662
506,661		Illuminate Buyer, LLC, 2021 Term Loan, 5.17% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	469,611
931,760	EUR	INEOS Finance Plc, 2021 EUR Term Loan B, 3.25% (1 mo. EURIBOR + 2.75%), due 11/08/28(b)	895,693
841,500		Ingram Micro, Inc., 2021 Term Loan B, 5.75% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	797,321
704,455		IRB Holding Corp., 2020 Term Loan B, 5.63% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	670,112
444,375		IRB Holding Corp., 2022 Term Loan B, 4.24% (1 mo. SOFR + 3.15%), due 12/15/27(b)	424,008
3,016,572		Jazz Financing Lux SARL, USD Term Loan, 5.17% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	2,883,520
1,956,120		Jump Financial, LLC, Term Loan B, 6.82% (3 mo. USD LIBOR + 4.50%), due 08/02/28(b)	1,819,192
756,200		Knight Health Holdings LLC, Term Loan B, 6.92% (1 mo. USD LIBOR + 5.25%), due 12/23/28(b)	627,646
843,256		Lakeshore Intermediate LLC, Term Loan, 4.00% (3 mo. USD LIBOR + 3.50%), due 09/29/28(b)	804,256
497,032		LBM Acquisition LLC, Term Loan B, 5.42% (1 mo. USD LIBOR + 3.75%), due 12/17/27(b)	433,412
317,769		Les Schwab Tire Centers, Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 11/02/27(b)	298,967
304,694		Leslie’s Poolmart, Inc., 2021 Term Loan B, 3.02% (3 mo. USD LIBOR + 2.50%), due 03/09/28(b)	290,374
1,237,500		LIDS Holdings, Inc., Term Loan, 7.33% (3 mo. SOFR + 5.50%), due 12/14/26(b)	1,218,854
834,834	EUR	Lonza Group AG, EUR Term Loan B, 4.00% (3 mo. EURIBOR + 4.00%), due 07/03/28(b)	752,770
126,004		Lonza Group AG, USD Term Loan B, 6.25% (3 mo. USD LIBOR + 3.50%), due 07/03/28(b)	113,215
696,500		LRS Holdings, LLC, Term Loan B, 5.92% (1 mo. USD LIBOR + 4.25%), due 08/13/28(b)	659,934
1,500,908	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (2 mo. EURIBOR + 4.50%), due 06/05/25(b)	1,472,361
10,177	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	9,983
248,125		Madison IAQ LLC, Term Loan, 4.52% (6 mo. USD LIBOR + 3.25%), due 06/21/28(b)	226,848
746,250		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 6.23% (3 mo. USD LIBOR + 5.00%), due 07/27/28(b)	674,112
930,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 9.48% (3 mo. USD LIBOR + 8.25%), due 07/27/29(b)	875,363

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
1,488,722		MajorDrive Holdings IV LLC, Term Loan B, 5.63% (3 mo. USD LIBOR + 4.00%), due 06/01/28(b)	1,348,533
1,000,259		Mavis Tire Express Services Corp., 2021 Term Loan B, 5.63% (1 mo. SOFR + 4.00%), due 05/04/28(b)	935,242
948,429		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 5.55% (6 mo. USD LIBOR + 4.75%), due 07/28/28(b)	860,699
182,185		Medline Borrower, LP, USD Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 10/23/28(b)	169,302
288,550		Meridian Adhesives Group, Inc., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 07/24/28(b)	272,680
137,323		MH Sub I, LLC, 2020 Incremental Term Loan, 5.42% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	129,598
1,018,710		Michaels Cos, Inc., 2021 Term Loan B, 6.50% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	847,227
242,040		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 4.67% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	229,711
513,401		Monitronics International, Inc., Takeback Term Loan, 8.75% (1 mo. USD LIBOR + 7.50%), due 03/29/24(b)	336,278
67,539		Naked Juice LLC, Delayed Draw Term Loan, 4.75% (3 mo. SOFR + 3.25%), due 01/24/29(b)	62,706
2,927		Naked Juice, LLC, Term Loan, 4.88% (1 mo. SOFR + 3.25%), due 01/24/29(b)	2,718
1,167,755		Naked Juice, LLC, Term Loan, 5.40% (3 mo. SOFR + 3.25%), due 01/24/29(b)	1,084,188
2,957,588		Olympus Water US Holding Corp., 2021 USD Term Loan B, 5.98% (3 mo. USD LIBOR + 3.75%), due 11/09/28(b)	2,763,496
920,700		One Call Corp., 2021 Term Loan, 6.69% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	741,164
1,184,600	EUR	Organon & Co., EUR Term Loan B, 3.00% (6 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,150,718
1,036,018		Organon & Co., USD Term Loan, 4.63% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	998,894
467,000		Oscar AcquisitionCo, LLC, Term Loan B, 6.11% (3 mo. USD LIBOR + 3.50%), due 04/29/29(b)	416,798
417,922		Pacific Bells, LLC, Term Loan B, 6.82% (3 mo. USD LIBOR + 4.50%), due 11/10/28(b)	402,772
1,024,433		Parexel International Corp., 2021 1st Lien Term Loan, 4.88% (1 mo. USD LIBOR + 3.25%), due 11/15/28(b)	967,540
267,963		Particle Investments SARL, Term Loan, 5.25% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	259,925
1,298,331	EUR	Paysafe Holdings (US) Corp., EUR Term Loan B2, 3.00% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	1,195,817
1,484,428		PECF USS Intermediate Holding III Corp., Term Loan B, 5.92% (1 mo. USD LIBOR + 4.25%), due 12/15/28(b)	1,346,005
563,069		Peraton Corp., 2nd Lien Term Loan B1, 9.00% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	527,173
1,509,753		Peraton Corp., Term Loan B, 5.42% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	1,421,999
702,352		Playa Resorts Holding BV, 2017 Term Loan B, 4.42% (1 mo. USD LIBOR + 2.75%), due 04/29/24(b)	665,829
900,000		Polyconcept Holding BV, Term Loan B, 7.55% (3 mo. USD LIBOR + 3.50%), due 05/18/29(b)	849,375

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
237,940	Presidio Holdings, Inc., 2020 Term Loan B, 5.17% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	224,853
111,149	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (6 mo. USD LIBOR + 2.75%), due 09/23/26(b)	104,174
52,124	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.81% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	48,853
748,125	Proofpoint, Inc., 1st Lien Term Loan, 4.82% (3 mo. USD LIBOR + 3.25%), due 08/31/28(b)	697,977
610,000	Quikrete Holdings, Inc., 2021 Term Loan B1, 4.67% (1 mo. USD LIBOR + 3.00%), due 06/11/28(b)	577,785
956,563	Rackspace Technology Global, Inc., 2021 Term Loan B, 3.50% (3 mo. USD LIBOR + 3.50%), due 02/15/28(b)	876,690
1,187,105	Radiate Holdco, LLC, 2021 Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 09/25/26(b)	1,102,524
217,402	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.85% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	195,866
253,560	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 5.89% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	228,442
870,000	Redstone Holdco 2 LP, 2021 2nd Lien Term Loan, 8.97% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	754,000
784,075	Redstone Holdco 2 LP, 2021 Term Loan, 5.93% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	680,185
289,419	Resolute Investment Managers, Inc., 2020 Term Loan C, 6.50% (3 mo. USD LIBOR + 4.25%), due 04/30/24(b)	270,607
729,488	Restoration Hardware, Inc., Term Loan B, 4.17% (1 mo. USD LIBOR + 2.50%), due 10/20/28(b)	643,317
3,031,246	RVR Dealership Holdings, LLC, Term Loan B, 5.17% (3 mo. SOFR + 3.75%), due 02/08/28(b)	2,571,497
1,355,000	RVR Dealership Holdings, LLC, Term Loan B, TBD, due 02/08/28(e)	1,149,487
97,012	Ryan Specialty Group, LLC, Term Loan, 4.63% (1 mo. SOFR + 3.00%), due 09/01/27(b)	93,617
276,066	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	259,502
1,933,803	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 4.81% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	1,918,091
2,572,901	Solis IV BV, USD Term Loan B1, 4.84% (3 mo. SOFR + 3.50%), due 02/26/29(b)	2,221,271
1,129,325	Southwestern Energy Co., 2021 Term Loan, 4.70% (3 mo. SOFR + 2.50%), due 06/22/27(b)	1,101,092
603,024	Spencer Spirit IH LLC, Term Loan B, 7.67% (1 mo. USD LIBOR + 6.00%), due 06/19/26(b)	590,963
1,162,733	SPX Flow, Inc., 2022 Term Loan, 6.13% (1 mo. SOFR + 4.50%), due 04/05/29(b)	1,088,124
493,330	Station Casinos LLC, 2020 Term Loan B, 3.92% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	465,426
84,981	Surf Holdings, LLC, USD Term Loan, 5.17% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	80,130
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 3.32% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	437,648
303,213	Thermostat Purchaser III, Inc., Term Loan, 6.07% (3 mo. USD LIBOR + 4.50%), due 08/31/28(b)	286,536

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
476,290	TKC Holdings, Inc., 2021 Term Loan, 7.00% (3 mo. USD LIBOR + 5.50%), due 05/15/28(b)	450,094
752,401	Triton Water Holdings, Inc., Term Loan, 5.75% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	672,144
182,979	TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 10.17% (1 mo. USD LIBOR + 8.50%), due 11/02/28(b)	176,575
950,480	Tutor Perini Corp., Term Loan B, 7.00% (3 mo. USD LIBOR + 3.50%), due 08/18/27(b)	894,640
635,073	Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 4.37% (1 mo. USD LIBOR + 3.25%), due 10/02/28(b)	591,638
1,901,613	U.S. Renal Care, Inc., 2019 Term Loan B, 6.69% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	1,315,083
789,114	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 5.07% (3 mo. USD LIBOR + 3.50%), due 04/04/25(b)	759,276
585,184	UFC Holdings, LLC, 2021 Term Loan B, 3.50% (6 mo. USD LIBOR + 2.75%), due 04/29/26(b)	547,147
701,298	Ultimate Software Group, Inc. (The), 2021 Term Loan, 4.21% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	660,974
2,004,126	United Airlines, Inc., 2021 Term Loan B, 5.39% (1 mo. USD LIBOR + 3.75%), due 04/21/28(b)	1,864,839
865,234	US Foods, Inc., 2019 Term Loan B, 3.57% (3 mo. USD LIBOR + 2.00%), due 09/13/26(b)	815,050
1,432,800	UST Holdings, Ltd., Term Loan, 5.39% (1 mo. USD LIBOR + 3.75%), due 11/20/28(b)	1,370,115
1,731,798	Verscend Holding Corp., 2021 Term Loan B, 5.67% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	1,661,084
1,256,850	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 5.67% (1 mo. USD LIBOR + 4.00%), due 12/06/28(b)	1,205,790
420,000	VFH Parent LLC, 2022 Term Loan B, 4.43% (1 mo. SOFR + 3.00%), due 01/13/29(b)	398,475
1,554,056	ViaSat, Inc., Term Loan, 6.14% (1 mo. SOFR + 4.50%), due 03/02/29(b)	1,454,985
537,600	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 4.57% (1 mo. USD LIBOR + 3.25%), due 01/31/29(b)	515,424
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 3.82% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,548,792
330,000	Virgin Pulse, Inc., 2021 2nd Lien Term Loan, 8.92% (1 mo. USD LIBOR + 7.25%), due 04/06/29(b)	282,150
1,370,844	Virgin Pulse, Inc., 2021 Term Loan, 5.67% (1 mo. USD LIBOR + 4.00%), due 04/06/28(b)	1,189,207
5,983	VM Consolidated, Inc., 2021 Term Loan B, 5.50% (3 mo. USD LIBOR + 3.25%), due 03/24/28(b)	5,699
2,357,444	VM Consolidated, Inc., 2021 Term Loan B, 6.13% (6 mo. USD LIBOR + 3.25%), due 03/24/28(b)	2,245,465
320,000	VT Topco, Inc., 2021 2nd Lien Term Loan, 8.42% (1 mo. USD LIBOR + 6.75%), due 07/31/26(b)	302,400
12,467	VT Topco, Inc., 2021 Delayed Draw Term Loan, 5.97% (3 mo. USD LIBOR + 3.75%), due 08/01/25(b)	11,938
356,174	VT Topco, Inc., 2021 Incremental Term Loan, 5.42% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	341,036

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
46,200	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 5.74% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	43,284
43,733	Western Dental Services, Inc ., 2021 Delayed Draw Term Loan, 6.17% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	40,972
16,343	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 5.30% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	15,311
1,074,600	Western Dental Services, Inc., 2021 Term Loan B, 5.28% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	1,006,766
835	Whatabrands LLC, 2021 Term Loan B, 4.92% (1 mo. USD LIBOR + 3.25%), due 08/03/28(b)	785
432,780	Windstream Services, LLC, 2020 Exit Term Loan B, 7.92% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	406,814
736,300	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 6.25% (3 mo. USD LIBOR + 4.25%), due 07/26/28(b)	670,953
1,549,473	WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, 5.50% (3 mo. USD LIBOR + 3.25%), due 12/22/28(b)	1,461,928
1,746,232	WP CPP Holdings, LLC, 2018 Term Loan, 4.99% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,487,208
4,332	WP CPP Holdings, LLC, 2018 Term Loan, 5.42% (1 mo. USD LIBOR + 3.75%), due 04/30/25(b)	3,690
380,000	WP CPP Holdings, LLC, 2019 2nd Lien Incremental Term Loan, 8.99% (3 mo. USD LIBOR + 7.75%), due 04/30/26(b)	314,450

		160,914,872

	Convertible Debt — 1.1%
800,000	Aerie Pharmaceuticals, Inc., 1.50%, due 10/01/24(g)	682,663
225,000	Airbnb, Inc., 5.17%, due 03/15/26(h)	188,100
200,000	Blackstone Mortgage Trust, Inc. REIT, 5.50%, due 03/15/27	182,800
1,035,000	Block, Inc., 0.25%, due 11/01/27	763,924
155,000	Booking Holdings, Inc., 0.75%, due 05/01/25(g)	186,589
225,000	Cloudflare, Inc., 6.76%, due 08/15/26(h) 144A	174,803
550,000	Datadog, Inc., 0.13%, due 06/15/25	698,225
990,000	DISH Network Corp., 3.38%, due 08/15/26	671,220
1,220,000	DraftKings Holdings, Inc., 10.33%, due 03/15/28(h)	753,960
215,000	Enphase Energy, Inc., 0.04%, due 03/01/28(h)	214,462
95,000	EQT Corp., 1.75%, due 05/01/26	224,247
185,000	Expedia Group, Inc., 2.77%, due 02/15/26(h)	167,888
195,000	Ford Motor Co., 2.42%, due 03/15/26(h)	178,815
76,000	Gannett Co., Inc., 6.00%, due 12/01/27	72,564
140,000	Liberty Latin America, Ltd., 2.00%, due 07/15/24(g)	121,888
120,000	Liberty Media Corp-Liberty Formula One, 1.00%, due 01/30/23	207,405
90,000	Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	57,240
100,000	MercadoLibre, Inc., 2.00%, due 08/15/28	161,800
110,000	MongoDB, Inc., 0.25%, due 01/15/26	154,248
170,000	MP Materials Corp., 0.25%, due 04/01/26 144A	165,219
120,000	NCL Corp, Ltd., 2.50%, due 02/15/27 144A	82,800
200,000	ON Semiconductor Corp., 0.00%, due 05/01/27(h)	231,200
260,000	Palo Alto Networks, Inc., 0.38%, due 06/01/25	446,940
220,000	Pegasystems, Inc., 0.75%, due 03/01/25	178,530

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Convertible Debt — continued
75,000		Pioneer Natural Resources Co., 0.25%, due 05/15/25	162,525
380,000		Rapid7, Inc., 0.25%, due 03/15/27	344,280
445,000		Snap, Inc., 0.13%, due 03/01/28 144A	311,722
610,000		Splunk, Inc., 1.13%, due 09/15/25	573,400
1,545,000		Stem, Inc., 0.50%, due 12/01/28 144A	957,496
590,000		Sunrun, Inc., 10.11%, due 02/01/26(h)	427,750
245,000		Uber Technologies, Inc., 6.89%, due 12/15/25(g) (h)	196,666
1,190,000		Unity Software, Inc., 7.80%, due 11/15/26(h) 144A	879,112
210,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	199,248
455,000		Zscaler, Inc., 0.13%, due 07/01/25	553,052

			11,572,781

		Corporate Debt — 32.4%
100,000		AbbVie, Inc., 4.05%, due 11/21/39	89,342
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	288,859
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	453,643
290,000		Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	241,231
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	304,815
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	239,196
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	214,935
1,040,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24(i)	986,152
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	317,464
1,280,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,252,205
430,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	344,654
250,000		AES Corp. (The), 2.45%, due 01/15/31	201,318
400,000		AFC Gamma, Inc. REIT, 5.75%, due 05/01/27 144A	351,144
645,000		Agile Group Holdings, Ltd., 5.75%, due 01/02/25(g) (i)	222,525
1,695,000		Agrosuper SA, 4.60%, due 01/20/32 144A	1,455,237
240,000		Air Canada, 3.88%, due 08/15/26 144A	203,507
1,015,000		Akbank TAS, 6.80%, due 02/06/26 144A	910,775
570,000		Akumin Escrow, Inc., 7.50%, due 08/01/28 144A	407,407
3,190,000		Alibaba Group Holding, Ltd., 3.15%, due 02/09/51	2,183,124
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	212,253
500,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(g) 144A	364,566
440,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	404,611
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	219,870
1,700,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,429,802
370,000		Altice France SA, 5.13%, due 07/15/29 144A	280,514
380,000		Altria Group, Inc., 5.95%, due 02/14/49	333,797
4,765,000		Amazon.com, Inc., 2.70%, due 06/03/60	3,239,200
480,000		AMC Entertainment Holdings, Inc., 10.00% (10.00% Cash or 12.00% PIK), due 06/15/26 144A	320,148
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	305,196
370,095		American Airlines Pass Through Trust, 4.95%, due 08/15/26	343,148
1,140,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	1,183,685
350,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	322,805
1,020,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	874,313

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
190,000		American Axle & Manufacturing, Inc., 5.00%, due 10/01/29	154,606
220,000		American Express Co., 4.05%, due 12/03/42	201,643
411,085		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	470,542
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32	1,038,513
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31 144A	370,754
365,000		Anglo American Capital Plc, 3.88%, due 03/16/29 144A	336,038
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	226,732
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30	565,007
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	330,362
850,000		Antero Resources Corp., 5.38%, due 03/01/30(g) 144A	776,390
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	350,777
712,174	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	539,607
180,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	136,384
750,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	557,535
1,540,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29 144A	1,240,516
210,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 6.00%, due 06/15/27 144A	208,216
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	602,177
761,340		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	796,864
1,370,000		Ares Capital Corp., 2.88%, due 06/15/28	1,086,605
900,000		Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	700,495
365,000		At Home Group, Inc., 4.88%, due 07/15/28(g) 144A	265,151
557,000		AT&T, Inc., 3.50%, due 09/15/53	423,145
1,110,000		AT&T, Inc., 3.55%, due 09/15/55	833,504
450,000		AT&T, Inc., 3.65%, due 09/15/59	338,025
275,000		AT&T, Inc., 3.80%, due 12/01/57	213,023
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	368,121
60,000		AutoNation, Inc., 4.75%, due 06/01/30	56,506
160,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	158,735
2,510,000		Avnet, Inc., 5.50%, due 06/01/32	2,466,162
250,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	231,830
50,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	49,521
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	329,700
330,000		Ball Corp., 3.13%, due 09/15/31	266,746
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (j)	201,349
1,090,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (j) 144A	988,532
2,000,000		Banco Santander SA, 3.23% (1 yr. CMT + 1.60%), due 11/22/32(b)	1,583,993
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	763,960
1,200,000		Banco Santander SA, 7.50% (5 yr. USD ICE swap + 4.99%)(b) (i) (j)	1,177,500
220,000		Bank of America Corp., 2.48% (5 yr. CMT + 1.20%), due 09/21/36(b)	170,873
1,175,000		Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(b) (g) (j)	904,002
1,515,000		Barclays Plc, 6.13% (5 yr. CMT + 5.87%)(b) (g) (j)	1,408,537
535,000	GBP	Barclays Plc, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (i) (j)	599,620
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (j)	344,750
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28	591,801
290,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	251,239

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
70,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27(g) 144A	49,256
190,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25 144A	167,200
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27 144A	289,610
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	86,048
30,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	22,247
1,090,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44(g)	244,634
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,817,230
850,000		Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51(g) 144A	690,502
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	761,520
1,465,000		BlackRock, Inc., 2.10%, due 02/25/32	1,211,757
1,585,000		Blackstone Holdings Finance Co. LLC, 2.00%, due 01/30/32 144A	1,261,158
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26 144A	1,765,224
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,163,872
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	700,735
850,000		BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	711,892
1,285,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (g) (j) 144A	962,321
1,515,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b) (j) 144A	1,258,371
50,000		Boeing Co. (The), 2.70%, due 02/01/27	44,538
410,000		Boeing Co. (The), 3.25%, due 02/01/35	310,770
230,000		Boeing Co. (The), 3.75%, due 02/01/50	162,734
230,000		Boeing Co. (The), 5.15%, due 05/01/30	220,966
780,000		Boeing Co. (The), 5.93%, due 05/01/60	711,920
1,200,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	1,041,012
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	400,400
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,585,605
1,365,000		Broadcom, Inc., 3.19%, due 11/15/36 144A	1,039,559
1,105,000		Broadcom, Inc., 4.11%, due 09/15/28	1,049,611
2,195,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	1,984,152
2,555,000		Broadstone Net Lease LLC REIT, 2.60%, due 09/15/31	2,086,513
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,200,257
420,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	320,496
300,000		Burford Capital Global Finance LLC, 6.88%, due 04/15/30 144A	264,123
685,000		Cabot Corp., 5.00%, due 06/30/32	665,918
1,460,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(g) 144A	1,139,099
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(g) 144A	663,303
270,000		Callon Petroleum Co., 6.13%, due 10/01/24	274,327
125,000		Callon Petroleum Co., 6.38%, due 07/01/26	115,481
205,000		Callon Petroleum Co., 8.00%, due 08/01/28 144A	197,225
110,000		Cano Health LLC, 6.25%, due 10/01/28(g) 144A	90,481
1,050,000		Capital One Financial Corp., 5.27% (SOFR + 2.37%), due 05/10/33(b)	1,032,313
790,000		Carnival Corp., 9.88%, due 08/01/27 144A	771,759
1,050,000		Carnival Corp., 10.50%, due 06/01/30 144A	866,518
790,000		Carnival Plc, 7.88%, due 06/01/27	797,544
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	186,520
490,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29(g) 144A	358,489
545,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28(i)	467,246
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	655,859
865,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	707,375
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,219,627

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	210,287
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 02/01/32 144A	1,231,950
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	630,984
1,390,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b) (j) 144A	1,183,800
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,076,897
83,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	85,511
350,000		Centene Corp., 4.25%, due 12/15/27	327,800
630,000		Central Parent, Inc./Central Merger Sub, Inc., 7.25%, due 06/15/29 144A	607,285
200,000		Century Communities, Inc., 3.88%, due 08/15/29 144A	156,782
150,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	104,330
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	709,099
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	1,040,724
300,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	248,911
100,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	89,043
500,000		Cheniere Energy Partners, LP, 3.25%, due 01/31/32 144A	394,853
185,000		Chevron Corp., 3.08%, due 05/11/50	147,539
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30(g) 144A	379,775
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29(g) 144A	570,161
100,000		Cigna Corp., 4.80%, due 08/15/38	97,444
530,000	EUR	Cirsa Finance International SARL, 4.50%, due 03/15/27 144A	450,197
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (j)	159,293
850,000		Clarios Global, LP/Clarios US Finance Co., 8.50%, due 05/15/27 144A	823,267
745,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(g) 144A	613,891
700,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29 144A	505,421
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	847,984
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29 144A	786,879
530,000		Coinbase Global, Inc., 3.63%, due 10/01/31 144A	299,191
3,080,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	2,703,054
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	512,194
380,000		Comcast Corp., 4.25%, due 10/15/30	375,066
530,000		Commercial Metals Co., 3.88%, due 02/15/31	424,946
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (i) (j)	1,516,230
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	195,927
550,000		CommScope, Inc., 4.75%, due 09/01/29 144A	445,225
910,000		CommScope, Inc., 7.13%, due 07/01/28(g) 144A	692,965
160,000		CommScope, Inc., 8.25%, due 03/01/27 144A	126,878
2,155,000		Constellation Brands, Inc., 4.75%, due 05/09/32	2,144,350
1,380,000		Continental Resources, Inc., 2.27%, due 11/15/26 144A	1,226,055
560,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	542,483
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (i) (j)	385,574
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26	1,006,372
450,000		Country Garden Holdings Co., Ltd., 8.00%, due 01/27/24(i)	299,250
810,000		Covanta Holding Corp., 4.88%, due 12/01/29 144A	660,239
2,025,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b) (j) 144A	1,578,825

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
375,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (j) 144A	371,012
380,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (j) 144A	390,555
880,000		Credit Suisse Group AG, 9.75% (5 yr. CMT + 6.38%)(b) (j) 144A	900,900
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (j) 144A	185,000
240,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	211,899
600,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	464,580
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	272,415
210,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	153,348
960,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	868,915
1,805,000		CT Trust, 5.13%, due 02/03/32 144A	1,449,830
90,000		CVS Health Corp., 4.78%, due 03/25/38	85,336
90,000		CVS Health Corp., 5.05%, due 03/25/48	86,282
240,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	239,598
30,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	28,672
130,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	123,908
300,000		DCP Midstream, LP, 7.38% (3 mo. USD LIBOR + 5.15%)(b) (j)	264,304
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	416,798
440,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	445,959
110,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	103,993
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	496,776
830,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	605,012
1,200,000		Deutsche Bank AG, 4.79% (5 yr. USD swap + 4.36%)(b) (i) (j)	987,756
400,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (g) (j)	364,000
640,000		Devon Energy Corp., 5.00%, due 06/15/45	594,917
100,000		Diamondback Energy, Inc., 3.13%, due 03/24/31	87,205
200,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	183,381
1,360,000		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, due 08/15/27 144A	1,164,575
2,345,000		DISH DBS Corp., 5.13%, due 06/01/29	1,432,326
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	430,525
220,000		DISH DBS Corp., 5.88%, due 11/15/24	186,102
20,000		DISH DBS Corp., 7.75%, due 07/01/26	15,660
240,000		Diversified Healthcare Trust REIT, 4.75%, due 02/15/28	177,014
245,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	242,036
540,000		DP World Plc, 5.63%, due 09/25/48 144A	507,467
255,000		Dun & Bradstreet Corp. (The), 5.00%, due 12/15/29 144A	220,593
410,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	391,659
240,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	241,523
1,690,000		Endeavour Mining Plc, 5.00%, due 10/14/26 144A	1,376,657
755,000		Enel Finance International NV, 2.88%, due 07/12/41 144A	509,596
1,600,000		Enel Finance International NV, 5.50%, due 06/15/52 144A	1,523,483
980,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(i) 144A	801,395
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	797,164
180,000		Energy Transfer, LP, 5.35%, due 05/15/45	157,086
210,000		Energy Transfer, LP, 6.25%, due 04/15/49	204,006
230,000		Energy Transfer, LP, 6.25% (3 mo. USD LIBOR + 4.03%)(b) (j)	172,694
270,000		Energy Transfer, LP, 7.13% (5 yr. CMT + 5.31%)(b) (j)	232,376
395,000		Enstar Group, Ltd., 3.10%, due 09/01/31	315,453
205,000		Enstar Group, Ltd., 4.95%, due 06/01/29	196,341
1,020,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	972,611

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
170,000	Enterprise Products Operating LLC, 3.20%, due 02/15/52	122,333
590,000	Enterprise Products Operating LLC, 3.70%, due 01/31/51	462,314
160,000	Enterprise Products Operating LLC, 3.95%, due 01/31/60	126,905
265,000	EPR Properties REIT, 3.75%, due 08/15/29	220,801
440,000	EQM Midstream Partners, LP, 7.50%, due 06/01/30 144A	423,394
150,000	EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	144,085
140,000	EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	130,421
110,000	EQT Corp., 3.13%, due 05/15/26 144A	103,153
810,000	EQT Corp., 3.90%, due 10/01/27	755,094
200,000	EQT Corp., 6.63%, due 02/01/25(k)	206,147
330,000	EQT Corp., 7.50%, due 02/01/30(k)	354,846
440,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, due 08/15/26 144A	375,719
360,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	307,921
300,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	276,891
1,550,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	1,388,459
420,000	FirstCash, Inc., 5.63%, due 01/01/30 144A	363,350
1,040,000	Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	873,735
2,330,000	Foot Locker, Inc., 4.00%, due 10/01/29 144A	1,767,025
1,000,000	Ford Motor Co., 3.25%, due 02/12/32	751,375
390,000	Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	314,884
820,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	638,157
380,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	308,663
480,000	Ford Motor Credit Co. LLC, 4.95%, due 05/28/27	446,899
1,855,000	Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,690,832
585,000	Freeport Indonesia PT, 6.20%, due 04/14/52 144A	510,044
1,000,000	Freeport Minerals Corp., 7.13%, due 11/01/27	1,085,000
455,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	422,918
190,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	152,128
1,940,655	Galaxy Pipeline Assets Bidco, Ltd., 2.94%, due 09/30/40 144A	1,587,900
500,000	Gannett Holdings LLC, 6.00%, due 11/01/26(g) 144A	419,640
590,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27(c)	185,850
155,000	General Motors Co., 5.20%, due 04/01/45	130,470
1,440,000	General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,413,786
50,000	GEO Group, Inc. (The) REIT, 5.13%, due 04/01/23	47,270
890,000	GEO Group, Inc. (The) REIT, 5.88%, due 10/15/24	801,000
150,000	GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26(g)	122,419
910,000	Georgia Power Co., 5.13%, due 05/15/52	904,363
390,000	GFL Environmental, Inc., 5.13%, due 12/15/26 144A	373,620
1,406,194	Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,069,066
280,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	254,122
1,125,000	Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	1,151,310
2,100,000	Goldman Sachs Group, Inc. (The), 3.44% (SOFR + 1.63%), due 02/24/43(b)	1,650,097
90,000	Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	85,668
1,170,000	Granite US Holdings Corp., 11.00%, due 10/01/27(g) 144A	1,101,350
965,000	Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	775,286
1,460,000	Guitar Center, Inc., 8.50%, due 01/15/26 144A	1,290,567
850,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	689,571

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
730,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	656,033
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	73,820
255,000		Helmerich & Payne, Inc., 2.90%, due 09/29/31	218,831
780,000		Hertz Corp. (The), 5.00%, due 12/01/29 144A	602,710
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	112,425
1,260,000		Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc., 7.63% (7.63% Cash or 8.38% PIK), due 10/15/25 144A	1,218,716
560,000		Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	492,828
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	491,946
955,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (j)	736,453
665,000		HSBC Holdings Plc, 6.00% (5 yr. USD ICE swap + 3.75%)(b) (j)	597,669
850,000		HSBC Holdings Plc, 6.50% (5 yr. USD ICE swap + 3.61%)(b) (j)	771,873
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	137,392
870,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	747,678
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	217,950
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	495,558
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28(g) 144A	231,132
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	274,336
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	134,547
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	650,134
2,335,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	2,051,438
2,945,000		II-VI, Inc., 5.00%, due 12/15/29 144A	2,576,536
900,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	811,593
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	640,957
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	223,070
1,995,000		Independence Energy Finance LLC, 7.25%, due 05/01/26 144A	1,819,151
1,580,000		ING Groep NV, 4.25% (SOFR + 2.07%), due 03/28/33(b)	1,476,428
1,035,000		Intercontinental Exchange, Inc., 4.95%, due 06/15/52	1,015,913
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	178,428
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	981,549
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	333,963
570,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	502,313
1,059,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b) (j) 144A	848,656
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31(g) 144A	953,033
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29 144A	615,345
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	200,577
1,675,000		JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	1,648,895
631,495		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(c)	1,803
223,090		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(c)	580
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	414,350
590,000		KazTransGas JSC, 4.38%, due 09/26/27(g) 144A	523,684
3,070,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	2,354,719
735,000		KKR Group Finance Co. XII LLC, 4.85%, due 05/17/32 144A	726,550
2,290,000		Kohl’s Corp., 3.38%, due 05/01/31(g)	1,988,615
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	855,652
30,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	28,370
425,000		Lazard Group LLC, 4.38%, due 03/11/29	406,076

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	545,659
35,000		Lennar Corp., 4.50%, due 04/30/24	34,944
120,000		Lennar Corp., 4.75%, due 11/15/22(k)	120,207
560,000		Lennar Corp., 4.88%, due 12/15/23	563,349
460,000		Leviathan Bond, Ltd., 6.50%, due 06/30/27(i) 144A	426,236
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29(g)	222,144
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61(g) 144A	1,078,840
960,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	844,733
540,000		LogMeIn, Inc., 5.50%, due 09/01/27 144A	377,266
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,082,750
400,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	256,000
630,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	484,391
1,020,000		Magallanes, Inc., 3.76%, due 03/15/27 144A	957,623
2,350,000		Mclaren Finance Plc, 7.50%, due 08/01/26 144A	1,752,606
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	106,398
2,110,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	1,804,303
440,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	402,530
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	211,968
1,320,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,390,151
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	193,611
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31	432,918
3,050,000		Merck & Co., Inc., 2.90%, due 12/10/61	2,172,977
145,000		MetLife, Inc., 4.60%, due 05/13/46	140,822
985,000		Michaels Cos., Inc. (The), 5.25%, due 05/01/28(g) 144A	776,165
560,000		Michaels Cos., Inc. (The), 7.88%, due 05/01/29(g) 144A	370,726
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	406,727
210,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	164,194
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	612,634
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	554,252
324,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	282,471
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	148,205
1,350,000		Minerva Merger Sub, Inc., 6.50%, due 02/15/30 144A	1,126,636
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	717,320
1,465,000		Moody’s Corp., 2.00%, due 08/19/31	1,196,430
1,105,000		Moody’s Corp., 2.75%, due 08/19/41	809,695
3,280,000		Morgan Stanley, 3.62% (SOFR + 1.16%), due 04/17/25(b)	3,240,783
150,000		Mountain Province Diamonds, Inc., 8.00%, due 12/15/22 144A	144,061
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	395,563
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	168,632
120,000		MSCI, Inc., 3.25%, due 08/15/33 144A	95,880
295,000		Mylan, Inc., 5.40%, due 11/29/43	249,254
245,000		NatWest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	242,692
1,120,000	GBP	NatWest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b) (j)	1,072,845
450,000		NatWest Group Plc, 5.52% (1 yr. CMT + 2.27%), due 09/30/28(b)	453,651
170,000		Navient Corp., (MTN), 5.63%, due 08/01/33	118,299
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	238,993
1,240,000		NCL Corp., Ltd., 5.88%, due 02/15/27 144A	1,062,531
450,000		NCL Corp., Ltd., 7.75%, due 02/15/29 144A	344,921

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
660,000		NCR Corp., 5.13%, due 04/15/29 144A	559,594
790,000		Neptune Energy Bondco Plc, 6.63%, due 05/15/25 144A	759,861
1,635,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,495,371
420,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	412,350
700,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	660,783
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(l) 144A	24
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	132,567
60,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	47,169
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,040,721
1,090,000		Oasis Petroleum, Inc., 6.38%, due 06/01/26 144A	1,009,874
280,000		Occidental Petroleum Corp., 4.50%, due 07/15/44	222,449
30,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	30,823
180,000		Occidental Petroleum Corp., 7.20%, due 03/15/29	186,573
2,025,000		OCP SA, 5.13%, due 06/23/51 144A	1,349,934
1,490,000		Olympus Water US Holding Corp., 4.25%, due 10/01/28 144A	1,169,382
225,000		Olympus Water US Holding Corp., 6.25%, due 10/01/29(g) 144A	156,656
1,130,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	970,664
565,000		Oracle Corp., 3.95%, due 03/25/51	415,854
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,074,423
660,000		Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 04/15/30 144A	524,232
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	749,708
390,000		Oversea-Chinese Banking Corp., Ltd., (MTN), 4.25%, due 06/19/24(i)	392,236
440,000		Pactiv LLC, 8.38%, due 04/15/27	385,889
1,315,000		Papa John’s International, Inc., 3.88%, due 09/15/29(g) 144A	1,086,650
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28 144A	475,600
630,000		Par Pharmaceutical, Inc., 7.50%, due 04/01/27 144A	480,785
1,340,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(g)	1,060,288
250,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	246,306
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	226,685
525,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29(g) 144A	379,195
910,000		Penn Virginia Holdings LLC, 9.25%, due 08/15/26 144A	874,501
1,260,000		PerkinElmer, Inc., 2.25%, due 09/15/31	997,038
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(g) (m)	947,065
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(i)	321,233
290,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29(g) 144A	261,799
935,000		Phillips 66, 3.30%, due 03/15/52	697,862
470,000		Photo Holdings Merger Sub, Inc., 8.50%, due 10/01/26 144A	355,560
240,000		Plains All American Pipeline, LP, 6.13% (3 mo. USD LIBOR + 4.11%)(b) (j)	172,800
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	231,568
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	96,635
880,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	712,153
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	537,879
15,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	14,120
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	92,320
280,000		Prosperous Ray, Ltd., 4.63%, due 11/12/23(i)	284,145
680,000		Prosus NV, 3.06%, due 07/13/31 144A	501,294

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,815,000		Prosus NV, 4.03%, due 08/03/50 144A	1,129,977
1,440,000		Prosus NV, 4.19%, due 01/19/32(g) 144A	1,151,166
45,000		Prudential Financial, Inc., 5.63% (3 mo. USD LIBOR + 3.92%), due 06/15/43(b)	43,973
920,000		Public Storage REIT, 2.25%, due 11/09/31	761,510
870,000		QUALCOMM, Inc., 4.25%, due 05/20/32(g)	886,650
400,000		QVC, Inc., 5.45%, due 08/15/34(g)	276,742
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28(g) 144A	408,200
575,000		Radian Group, Inc., 6.63%, due 03/15/25	562,402
750,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	564,360
410,000		Range Resources Corp., 4.75%, due 02/15/30(g) 144A	368,350
130,000		Range Resources Corp., 5.00%, due 03/15/23	129,241
870,000		Range Resources Corp., 8.25%, due 01/15/29	888,433
400,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	304,000
660,000		RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, due 12/01/26(g) 144A	643,154
620,000		Rent-A-Center, Inc, 6.38%, due 02/15/29(g) 144A	484,400
1,165,000		ROBLOX Corp., 3.88%, due 05/01/30(g) 144A	947,797
500,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/33 144A	356,125
470,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	415,661
210,000		Roller Bearing Co. of America, Inc., 4.38%, due 10/15/29 144A	178,955
590,000	GBP	Saga Plc, 5.50%, due 07/15/26(i)	626,487
560,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	526,730
470,000		Sands China, Ltd., 2.55%, due 03/08/27(k) 144A	343,069
200,000		Sands China, Ltd., 3.10%, due 03/08/29(g) (k) 144A	141,856
200,000		Sands China, Ltd., 5.13%, due 08/08/25(k)	168,113
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	324,064
1,225,000		Scientific Games International, Inc., 7.00%, due 05/15/28 144A	1,151,335
1,050,000		Scientific Games International, Inc., 8.63%, due 07/01/25 144A	1,077,909
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	264,250
750,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	601,211
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	293,039
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	304,669
545,000		Sempra Energy, 3.70%, due 04/01/29	512,350
905,000		SEPLAT Energy Plc, 7.75%, due 04/01/26 144A	812,998
170,000		Service Properties Trust REIT, 4.35%, due 10/01/24	138,405
290,000		Service Properties Trust REIT, 5.50%, due 12/15/27	235,263
400,000		Service Properties Trust REIT, 7.50%, due 09/15/25	367,000
1,615,000		Shriram Transport Finance Co., Ltd., 4.15%, due 07/18/25 144A	1,413,299
620,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	525,168
1,115,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	891,488
1,095,000		Societe Generale SA, 3.63%, due 03/01/41(c)	748,678
805,000		Societe Generale SA, 4.03% (1 yr. CMT + 1.90%), due 01/21/43(b) 144A	570,537
1,565,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (j) 144A	1,508,416
920,000		Southwestern Energy Co., 4.75%, due 02/01/32	788,385
3,120,000		Southwestern Energy Co., 7.75%, due 10/01/27(g)	3,187,891
260,000		Southwestern Energy Co., 8.38%, due 09/15/28	274,429
556,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	571,640
1,170,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	992,148

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
2,135,000		Standard Chartered Plc, 4.30% (5 yr. CMT + 3.14%)(b) (g) (j) 144A	1,565,840
1,500,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	1,273,942
1,550,000		Starwood Property Trust, Inc. REIT, 4.38%, due 01/15/27 144A	1,347,988
1,300,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	1,157,253
290,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	291,262
1,640,000		Strathcona Resources, Ltd., 6.88%, due 08/01/26 144A	1,494,688
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	204,473
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	87,427
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/26 144A	360,064
683,000		Sunnova Energy Corp., 5.88%, due 09/01/26(g) 144A	595,212
940,000		Suzano Austria GmbH, 3.13%, due 01/15/32	709,860
1,190,000		Suzano Austria GmbH, 7.00%, due 03/16/47(i)	1,137,854
360,000		Swire Pacific MTN Financing, Ltd., (MTN), 4.50%, due 10/09/23(i)	365,369
400,000		Switch, Ltd., 3.75%, due 09/15/28 144A	396,156
280,000		Switch, Ltd., 4.13%, due 06/15/29 144A	277,526
1,185,000		Synchrony Financial, 4.88%, due 06/13/25	1,173,004
260,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	225,021
415,000		T-Mobile USA, Inc., 4.38%, due 04/15/40	371,202
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	274,339
835,000		Tap Rock Resources LLC, 7.00%, due 10/01/26 144A	789,616
220,000		Teck Resources, Ltd., 5.40%, due 02/01/43	204,996
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	60,288
640,000		Teine Energy, Ltd., 6.88%, due 04/15/29 144A	597,248
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	177,660
1,540,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36(g)	1,290,528
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	648,928
780,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	667,187
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	298,798
360,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	295,092
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	347,200
1,150,000		TransAlta Corp., 6.50%, due 03/15/40	1,063,233
60,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	53,946
240,000		TransDigm, Inc., 5.50%, due 11/15/27	204,406
250,000		TransDigm, Inc., 7.50%, due 03/15/27	236,160
240,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	243,167
340,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	299,924
600,000		Triumph Group, Inc., 7.75%, due 08/15/25(g)	462,837
490,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	439,069
260,000		Tutor Perini Corp., 6.88%, due 05/01/25(g) 144A	212,844
460,000		Twitter, Inc., 3.88%, due 12/15/27(g) 144A	434,456
840,000		UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	832,130
540,000		UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (j) 144A	527,376
1,055,000		Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/25 144A	814,671
990,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	800,911
555,000		UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	510,537
1,640,000		Unifin Financiera SAB de CV, 9.88%, due 01/28/29 144A	1,073,659

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
170,000	Uniquify, Inc., 6.00%, due 06/15/24 144A	166,663
66,400	United Airlines Pass Through Trust, 4.88%, due 07/15/27	63,153
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	88,472
190,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	161,822
680,000	United Rentals North America, Inc., 5.25%, due 01/15/30	631,904
2,330,000	United Rentals North America, Inc., 5.50%, due 05/15/27	2,288,759
490,000	US Renal Care, Inc., 10.63%, due 07/15/27 144A	184,975
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	234,426
540,000	Vale Overseas, Ltd., 6.88%, due 11/10/39	575,867
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	413,988
450,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	385,873
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	404,485
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	368,100
580,000	Verizon Communications, Inc., 3.40%, due 03/22/41	473,186
130,000	Verizon Communications, Inc., 3.55%, due 03/22/51	104,450
100,000	Verizon Communications, Inc., 3.70%, due 03/22/61	78,791
1,070,000	Vertiv Group Corp., 4.13%, due 11/15/28(g) 144A	870,402
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	184,654
130,000	Viking Cruises, Ltd., 7.00%, due 02/15/29(g) 144A	97,586
830,000	Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	794,706
300,000	Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	268,841
190,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.38%, due 02/01/30 144A	152,502
450,000	Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31 144A	364,500
710,000	VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	571,465
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28(g) 144A	527,789
1,080,000	VTR Finance NV, 6.38%, due 07/15/28 144A	772,327
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	226,630
350,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	270,144
1,955,000	Wells Fargo & Co., (MTN), 3.91% (SOFR + 1.32%), due 04/25/26(b)	1,925,176
310,000	Wells Fargo & Co., (MTN), 5.01% (SOFR + 4.50%), due 04/04/51(b)	304,882
457,000	Wendy’s International LLC, 7.00%, due 12/15/25	467,803
620,000	Western Midstream Operating, LP, 3.60%, due 02/01/25(k)	572,403
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	379,795
702,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	584,815
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	74,972
750,000	WW International, Inc., 4.50%, due 04/15/29(g) 144A	500,618
220,000	Wynn Macau, Ltd., 4.88%, due 10/01/24 144A	163,900
620,000	Wynn Macau, Ltd., 5.13%, due 12/15/29(g) 144A	385,807
200,000	Wynn Macau, Ltd., 5.50%, due 01/15/26 144A	138,820
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	228,950
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	487,253
1,380,000	XPO CNW, Inc., 6.70%, due 05/01/34	1,299,896
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	173,191
414,050	YPF SA, 4.00%, due 02/12/26(k) 144A	323,779
460,000	YPF SA, 6.95%, due 07/21/27 144A	261,680
860,000	YPF SA, 8.50%, due 07/28/25 144A	584,409

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	77,290
320,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	296,074
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	768,942
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30(g) 144A	201,902
400,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29 144A	335,685

		330,473,969

	Mortgage Backed Securities - Private Issuers — 5.5%
355,000	BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	313,378
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	258,519
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.71%, due 08/10/33(d) 144A	794,357
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	306,614
390,000	BBCMS Trust, Series 2018-CBM, Class D, 3.72% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	372,791
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(d)	219,889
1,000,000	BHMS, Series 2018-MZB, Class MZB, 7.96% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	966,137
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 6.71% (1 mo. TSFR + 5.44%), due 02/15/39(b) 144A	825,803
370,000	BRAVO Residential Funding Trust CMO, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(d) 144A	365,387
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 3.47% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	550,017
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 4.17% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	637,766
476,066	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 5.21% (1 mo. USD LIBOR + 3.89%), due 10/15/38(b) 144A	433,777
896,472	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 5.44% (1 mo. TSFR + 4.11%), due 02/15/39(b) 144A	826,896
950,000	BX Trust, Series 2018-BILT, Class B, 2.34% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	916,053
880,000	BX Trust, Series 2021-SDM, Class F, 3.26% (1 mo. USD LIBOR + 1.94%), due 09/15/34(b) 144A	818,793
830,000	BX Trust, Series 2022-LBA6, Class D, 3.28% (1 mo. TSFR + 2.00%), due 01/15/39(b) 144A	787,910
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.25%, due 12/15/47(d) 144A	226,918
425,000	CFK Trust, Series 2020-MF2, Class F, 3.57%, due 03/15/39(d) 144A	351,104
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 2.27% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	292,054
305,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	291,131
102,995	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 4.07% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	101,676
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 3.97% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,009,544
740,805	Credit Suisse Mortgage Trust, Series 2019 RIO, Class B, 8.32% (1 mo. USD LIBOR + 7.00%), due 12/15/22(b) 144A	725,296

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	267,014
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 4.32% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,038,708
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	325,737
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 2.84% (1 mo. USD LIBOR + 1.52%), due 11/15/38(b) 144A	735,191
487,003	Extended Stay America Trust, Series 2021-ESH, Class F, 5.03% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	469,558
790,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-3, Class M, 4.75%, due 10/25/58(d)	727,393
162,931	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(d) 144A	161,486
420,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-2, Class M1, 4.00%, due 08/25/56(d) 144A	415,080
648,345	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-3, Class M1, 4.00%, due 07/25/56(d) 144A	641,032
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(d) 144A	371,233
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(d) 144A	256,779
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(d) 144A	494,631
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(d) 144A	330,525
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(d) 144A	575,467
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(d) 144A	567,176
196,466	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2015-HQ1, Class B, 12.37% (1 mo. USD LIBOR + 10.75%), due 03/25/25(b)	198,055
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 6.22% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	579,203
209,639	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.05%, due 09/25/47(d) 144A	183,582
910,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA2, Class B1, 4.33% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	793,563
930,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA7, Class B1, 4.58% (SOFR 30-day average + 3.65%), due 11/25/41(b) 144A	799,823
1,580,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-DNA1, Class B1, 3.92% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,416,966
1,269,235	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-DNA3, Class B1, 6.72% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,295,261
900,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-DNA6, Class B1, 3.93% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	756,872
400,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2021-DNA6, Class M2, 2.43% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	366,051

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
157,147	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-DNA2, Class M2, 3.47% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	155,709
830,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2020-DNA5, Class B1, 5.73% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	841,429
380,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2021-DNA3, Class B1, 4.43% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	329,224
910,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2021-DNA5, Class B1, 3.98% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	785,171
1,090,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1B, 3.83% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,027,437
339,841	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 2.18% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	255,258
514,545	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 6.52% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	529,523
205,915	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 5.87% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	213,085
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 5.62% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	444,938
818,414	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 4.02% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	820,168
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 5.17% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	603,916
542,201	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 3.87% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	542,675
381,895	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 3.77% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	383,880
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 5.87% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,194,954
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 5.37% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	478,251
449,150	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 3.62% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	444,581
780,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R01, Class 1B1, 4.03% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	671,540
610,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 5.97% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	606,406
680,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 5.02% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	628,523
189,096	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 3.67% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	185,223
800,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R03, Class 1B1, 3.68% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	675,138
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 5.77% (1 mo. USD LIBOR + 4.45%), due 11/15/32(b) 144A	478,024
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 2.42% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	560,596
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.30%, due 08/10/44(d) 144A	116,865

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.84%, due 06/10/47(d) 144A	251,108
167,198	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 2.51% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	156,194
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 9.83% (1 mo. USD LIBOR + 8.36%), due 06/15/35(b) 144A	6,958
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 4.27% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	1,173,069
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 3.92% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	502,543
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 4.72% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	760,165
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 4.17% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	647,009
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.84%, due 01/16/37(d) 144A	682,260
810,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 5.59% (1 mo. USD LIBOR + 4.27%), due 11/15/38(b) 144A	746,646
960,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 3.45% (1 mo. TSFR + 2.17%), due 04/15/37(b) 144A	901,111
630,000	KIND Trust, Series 2021-KIND, Class D, 3.62% (1 mo. USD LIBOR + 2.30%), due 08/15/38(b) 144A	591,010
188,030	Legacy Mortgage Asset Trust CMO, Series 2020-GS5, Class A1, 3.25%, due 06/25/60(k) 144A	185,389
535,000	Med Trust, Series 2021-MDLN, Class C, 3.13% (1 mo. USD LIBOR + 1.80%), due 11/15/38(b) 144A	511,599
580,000	Med Trust, Series 2021-MDLN, Class E, 4.48% (1 mo. USD LIBOR + 3.15%), due 11/15/38(b) 144A	548,815
590,000	MHC Trust, Series 2021-MHC2, Class E, 3.27% (1 mo. USD LIBOR + 1.95%), due 05/15/23(b) 144A	551,799
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, due 07/11/40(d) 144A	308,697
178,974	Motel Trust, Series 2021-MTL6, Class E, 4.02% (1 mo. USD LIBOR + 2.70%), due 09/15/38(b) 144A	170,602
365,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	361,666
490,000	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 4.87% (1 mo. USD LIBOR + 3.25%), due 10/15/49(b) 144A	456,767
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 5.37% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	415,070
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 2.82% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	315,523
418,259	New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 3.01%, due 06/25/57(d) 144A	407,949
1,000,000	OPG Trust, Series 2021-PORT, Class D, 2.46% (1 mo. USD LIBOR + 1.13%), due 10/15/36(b) 144A	918,127
86,081	PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 4.35% (1 mo. USD LIBOR + 2.70%), due 10/27/22(b) 144A	85,585

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
500,000		Radnor RE, Ltd. CMO, Series 2020-1, Class M1C, 3.37% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	475,967
230,000		Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.08% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (c)	114,695
900,000		Starwood Retail Property Trust, Series 2014-STAR, Class D, 4.83% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (c)	251,438
766,336		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 4.60% (1 mo. USD LIBOR + 3.48%), due 11/11/34(b) 144A	699,179
761,476		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 5.37% (1 mo. USD LIBOR + 4.25%), due 11/11/34(b) 144A	692,299
940,000		Towd Point Mortgage Trust CMO, Series 2017-5, Class B1, 3.42% (1 mo. USD LIBOR + 1.80%), due 02/25/57(b) 144A	918,321
590,000		Towd Point Mortgage Trust CMO, Series 2019-4, Class B1B, 3.50%, due 10/25/59(d) 144A	478,135
274,103		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 2.40% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	259,039
552,821		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 2.08% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	531,720
377,083		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.39%, due 12/25/36(d)	339,238
265,355		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.76%, due 04/25/36(d)	253,749

			55,800,151

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	53,793
128,515		FNMA, Pool # BM6224, 2.79%, due 01/01/35(d)	117,931
262,169		UMBS, Pool # BM5520, 3.50%, due 02/01/47	256,149

			427,873

		Sovereign Debt Obligations — 31.2%
955,000		Angolan Government International Bond, 8.75%, due 04/14/32 144A	766,869
900,000		Angolan Government International Bond, 9.13%, due 11/26/49 144A	640,305
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	1,266
327,438		Argentine Republic Government International Bond, 1.13%, due 07/09/46(k)	75,078
5,930,000		Argentine Republic Government International Bond, 2.50%, due 07/09/41(k)	1,599,380
1,130,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	958,878
655,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.80%, due 10/01/33(i) 144A	506,021
1,385,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	1,386,011
1,115,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(i)	1,062,951
3,550,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i) 144A	3,515,060
295,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	276,893
375,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	382,968
3,432,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/22(h)	656,283
22,171,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/23(h)	3,726,931
30,965,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 01/01/24(h)	4,898,193
6,227,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/24(h)	930,481
2,973,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 07/01/25(h)	397,321
214,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	162,892

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
29,479,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	5,255,108
15,659,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	2,670,941
46,862,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	7,685,231
43,323,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	6,846,004
41,065,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	6,305,597
1,760,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,197,734
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, 0.00%, due 08/15/26(i)	90,578
14,260,000	CNY	China Government Bond, 1.99%, due 04/09/25	2,103,703
11,780,000	CNY	China Government Bond, 2.68%, due 05/21/30	1,733,168
16,020,000	CNY	China Government Bond, 2.75%, due 02/17/32	2,370,774
7,320,000	CNY	China Government Bond, 2.85%, due 06/04/27	1,103,251
12,590,000	CNY	China Government Bond, 3.02%, due 10/22/25	1,910,675
22,460,000	CNY	China Government Bond, 3.02%, due 05/27/31	3,390,707
8,120,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,233,543
10,530,000	CNY	China Government Bond, 3.25%, due 11/22/28	1,616,169
6,090,000	CNY	China Government Bond, 3.27%, due 11/19/30	937,171
4,920,000	CNY	China Government Bond, 3.29%, due 05/23/29	758,513
1,240,000	CNY	China Government Bond, 3.72%, due 04/12/51	197,746
6,950,000	CNY	China Government Bond, 3.81%, due 09/14/50	1,121,743
270,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(i)	232,157
578,500,000	COP	Colombian TES, 5.75%, due 11/03/27	110,118
27,482,700,000	COP	Colombian TES, 6.00%, due 04/28/28	5,193,965
6,852,200,000	COP	Colombian TES, 6.25%, due 11/26/25	1,447,038
12,635,500,000	COP	Colombian TES, 6.25%, due 07/09/36	1,931,628
2,292,800,000	COP	Colombian TES, 7.00%, due 03/26/31	418,765
12,055,800,000	COP	Colombian TES, 7.00%, due 06/30/32	2,150,698
11,536,200,000	COP	Colombian TES, 7.25%, due 10/18/34	2,006,908
3,650,400,000	COP	Colombian TES, 7.25%, due 10/26/50	556,387
28,125,500,000	COP	Colombian TES, 7.50%, due 08/26/26	6,040,865
16,857,600,000	COP	Colombian TES, 7.75%, due 09/18/30	3,294,359
1,500,100,000	COP	Colombian TES, 9.25%, due 05/28/42	290,214
18,662,400,000	COP	Colombian TES, 10.00%, due 07/24/24	4,477,976
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	325,593
29,900,000	CZK	Czech Republic Government Bond, 0.95%, due 05/15/30(i)	937,054
15,220,000	CZK	Czech Republic Government Bond, 1.00%, due 06/26/26(i)	539,467
5,570,000	CZK	Czech Republic Government Bond, 1.20%, due 03/13/31	174,138
20,910,000	CZK	Czech Republic Government Bond, 1.25%, due 02/14/25	781,889
33,120,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	1,062,815
4,270,000	CZK	Czech Republic Government Bond, 2.40%, due 09/17/25(i)	163,598
4,900,000	CZK	Czech Republic Government Bond, 2.50%, due 08/25/28(i)	178,230
24,930,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	913,427
3,220,000	CZK	Czech Republic Government Bond, 4.20%, due 12/04/36(i)	126,771
8,840,000	CZK	Czech Republic Government Bond, 5.70%, due 05/25/24(i)	370,600
860,000		Dominican Republic International Bond, 5.50%, due 02/22/29 144A	750,772
1,270,000		Dominican Republic International Bond, 6.00%, due 02/22/33 144A	1,061,160
1,005,000		Ecuador Government International Bond, 1.00%, due 07/31/35(i) (k)	486,978
2,756,000	EGP	Egypt Government Bond, 14.56%, due 07/06/26	142,193
7,061,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	359,699
6,937,000	EGP	Egypt Government Bond, 14.82%, due 07/06/31	340,874

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
406,000		Egypt Government International Bond, 5.75%, due 05/29/24(g) 144A	363,264
123,480,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	5,939,060
5,140,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(i)	316,950
490,000		Gabon Government International Bond, 7.00%, due 11/24/31 144A	358,881
1,160,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	572,089
1,975,000		Ghana Government International Bond, 7.75%, due 04/07/29 144A	992,042
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	97,352
27,330,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	50,910
166,090,000	HUF	Hungary Government Bond, 2.25%, due 04/20/33	262,664
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	239,579
358,840,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	751,556
266,700,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	547,327
158,470,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	291,249
152,850,000	HUF	Hungary Government Bond, 4.00%, due 04/28/51	228,063
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	399,775
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	425,796
2,050,000		Hungary Government International Bond, 5.50%, due 06/16/34 144A	1,993,074
1,530,000		Indonesia Government International Bond, 3.50%, due 01/11/28	1,464,886
1,800,000		Indonesia Government International Bond, 3.55%, due 03/31/32	1,642,275
5,936,000,000	IDR	Indonesia Treasury Bond, 5.50%, due 04/15/26	391,483
7,852,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	516,000
19,815,000,000	IDR	Indonesia Treasury Bond, 6.25%, due 06/15/36	1,199,075
30,428,000,000	IDR	Indonesia Treasury Bond, 6.38%, due 04/15/32	1,922,535
10,000,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 06/15/25	689,042
18,728,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	1,201,810
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	634,112
12,152,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	838,139
24,257,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	1,616,048
4,546,000,000	IDR	Indonesia Treasury Bond, 7.38%, due 05/15/48	301,353
25,799,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,744,755
72,006,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	4,802,011
60,851,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	4,090,772
23,542,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,682,982
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	188,250
30,556,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,164,917
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	189,823
24,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,809,910
73,023,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	5,222,756
50,810,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	3,620,394
25,272,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	1,844,826
8,328,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	616,040
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	456,747
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	438,339
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,523,765
170,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	128,372
209,653		Ivory Coast Government International Bond, 5.75%, due 12/31/32(i) (k)	182,272
740,000		Ivory Coast Government International Bond, 6.13%, due 06/15/33(i)	582,506
1,705,000		Ivory Coast Government International Bond, 6.38%, due 03/03/28(i)	1,517,876
820,000		Jordan Government International Bond, 7.75%, due 01/15/28 144A	766,700

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
510,000		Kazakhstan Government International Bond, (MTN), 5.13%, due 07/21/25(i)	529,017
18,475,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	3,681,853
1,381,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	313,855
5,263,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	1,198,729
1,123,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	255,765
8,437,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,869,591
2,231,000	MYR	Malaysia Government Bond, 3.58%, due 07/15/32	479,175
19,983,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	4,423,358
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	202,044
13,295,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	3,040,796
6,029,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	1,268,136
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	473,260
13,505,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	3,093,531
11,843,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	2,624,002
661,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	149,483
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,448,851
13,201,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	2,989,013
13,930,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,181,637
6,292,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	1,446,292
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	138,115
953,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	219,804
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	271,620
10,249,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	2,370,837
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	930,510
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	351,124
1,798,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	413,628
2,733,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	626,428
54,456,000	MXN	Mexican Bonos, 5.00%, due 03/06/25	2,421,859
56,189,300	MXN	Mexican Bonos, 5.75%, due 03/05/26	2,478,611
69,699,300	MXN	Mexican Bonos, 6.75%, due 03/09/23	3,396,467
90,341,800	MXN	Mexican Bonos, 7.50%, due 06/03/27	4,187,874
108,238,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	4,938,715
13,291,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	594,965
79,632,200	MXN	Mexican Bonos, 7.75%, due 11/13/42	3,453,205
34,255,100	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,665,469
38,912,200	MXN	Mexican Bonos, 8.00%, due 09/05/24	1,877,032
55,827,000	MXN	Mexican Bonos, 8.00%, due 11/07/47	2,469,742
44,994,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	2,166,506
63,635,600	MXN	Mexican Bonos, 8.50%, due 11/18/38(g)	2,994,354
110,366,900	MXN	Mexican Bonos, 10.00%, due 12/05/24	5,543,982
24,900,500	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,330,557
18,919,101	MXN	Mexican Udibonos, 4.50%, due 11/22/35	989,377
1,220,000		Mexico Government International Bond, 2.66%, due 05/24/31(g)	1,007,084
302,000		Mexico Government International Bond, 3.60%, due 01/30/25	300,528
845,000		Oman Government International Bond, 5.63%, due 01/17/28(i)	815,032
930,000		Panama Government International Bond, 4.50%, due 04/01/56	740,382
1,710,000	PEN	Peru Government Bond, 6.15%, due 08/12/32	398,186
4,983,000	PEN	Peru Government Bond, 5.40%, due 08/12/34	1,058,015
3,892,000	PEN	Peru Government Bond, 5.94%, due 02/12/29	936,155

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
1,838,000	PEN	Peru Government Bond, 6.35%, due 08/12/28	456,355
2,657,000	PEN	Peru Government Bond, 6.95%, due 08/12/31	664,471
740,000		Peruvian Government International Bond, 2.78%, due 01/23/31	630,960
6,789,000	PEN	Peruvian Government International Bond (GDN), 6.35%, due 08/12/28(i)	1,685,634
4,595,000	PEN	Peruvian Government International Bond (GDN), 6.95%, due 08/12/31(i)	1,116,064
4,437,000	PEN	Peruvian Government International Bond (GDN), 8.20%, due 08/12/26(i)	1,222,001
1,780,031		Provincia de Buenos Aires/Government Bonds, 3.90%, due 09/01/37(k) 144A	533,448
421,629		Provincia de Cordoba, 6.88%, due 12/10/25(k) 144A	323,073
490,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	494,465
200,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	209,953
700,000	GHS	Republic of Ghana Government Bonds, 20.75%, due 03/06/23	83,846
265,000		Republic of Kenya Government International Bond, 8.00%, due 05/22/32(i)	188,733
10,600,000	PLN	Republic of Poland Government Bond, 0.25%, due 10/25/26	1,766,175
18,026,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,630,216
19,575,000	PLN	Republic of Poland Government Bond, 1.75%, due 04/25/32	2,801,591
3,783,000	PLN	Republic of Poland Government Bond, 2.25%, due 10/25/24	750,672
8,468,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	1,569,345
2,456,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/27	438,009
13,189,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	2,351,056
15,342,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	2,620,785
1,395,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	276,093
6,308,000	PLN	Republic of Poland Government Bond, 3.75%, due 05/25/27	1,203,639
986,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	219,061
54,099,506	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	2,146,808
51,641,391	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	1,935,941
43,547,776	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	2,092,393
38,345,303	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,034,238
66,644,774	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	3,407,599
97,046,658	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	4,683,060
106,259,017	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	5,041,344
169,938,053	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	8,009,105
43,668,448	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	2,235,467
20,399,230	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	1,004,615
47,313,402	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	3,065,227
695,000		Republic of South Africa Government International Bond, 5.88%, due 04/20/32	595,003
1,345,000	RON	Romania Government Bond, 3.25%, due 04/29/24	259,224
1,500,000	RON	Romania Government Bond, 3.65%, due 09/24/31	216,944
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	171,924
1,235,000	RON	Romania Government Bond, 4.15%, due 10/24/30	192,059
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	242,655
990,000	RON	Romania Government Bond, 4.75%, due 10/11/34(g)	146,228
1,560,000	RON	Romania Government Bond, 5.80%, due 07/26/27	290,979
618,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	610,159
134,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	114,850
42,983,000	RUB	Russian Federal Bond - OFZ, 5.70%, due 05/17/28(f) (n) (o)	7,851
52,609,000	RUB	Russian Federal Bond - OFZ, 6.10%, due 07/18/35(f) (n) (o)	9,609
173,153,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29(f) (n) (o)	31,626
99,840,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 07/23/31(f) (n) (o)	18,236
40,222,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23(f) (n) (o)	7,346

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
574,040,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28(f) (n) (o)	104,847
209,212,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24(f) (n) (o)	38,212
125,568,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34(f) (n) (o)	22,935
56,819,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 12/07/22(f) (n) (o)	10,378
47,168,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30(f) (n) (o)	8,615
85,421,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33(f) (n) (o)	15,602
46,842,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39(f) (n) (o)	8,556
135,970,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26(f) (n) (o)	24,835
47,137,000	RUB	Russian Federal Bond - OFZ, 7.95%, due 10/07/26(f) (n) (o)	8,609
197,608,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27(f) (n) (o)	36,093
83,475,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31(f) (n) (o)	15,247
971,000	EUR	Serbia International Bond, 1.00%, due 09/23/28 144A	743,048
55,023,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	1,538,268
3,718,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	107,693
825,000		UAE International Government Bond, 4.95%, due 07/07/52(p) 144A	835,319
7,884,000	UYU	Uruguay Government International Bond, 8.50%, due 03/15/28(i)	181,085

			317,418,903

		U.S. Government and Agency Obligations — 0.7%
1,870,000		U.S. Treasury Note, 0.13%, due 12/31/22	1,847,693
5,300,000		U.S. Treasury Note, 2.50%, due 05/31/24	5,252,590
120,000		U.S. Treasury Note, 2.88%, due 05/15/32	118,669

			7,218,952

		TOTAL DEBT OBLIGATIONS (COST $1,079,311,670)	929,101,255

Shares		Description	Value ($)

		COMMON STOCKS — 0.2%

		Energy — 0.0%
10		Amplify Energy Corp.*	65

		Industrial — 0.0%
1,282		Arctic Canadian Diamond Co., Ltd.* (f) (n)	—

		Utilities — 0.2%
8,511		Birch Permian Holdings, Inc.*	170,220
66,347		Birch Permian Holdings, Inc.*	1,326,940

			1,497,160

		TOTAL COMMON STOCKS (COST $404,539)	1,497,225

		CONVERTIBLE PREFERRED STOCKS — 0.6%

		Basic Materials — 0.0%
2,788		ArcelorMittal SA, 5.50%(g)	150,747

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares		Description	Value ($)

		Convertible Preferred Stocks — continued

		Consumer, Non-cyclical — 0.0%
144		Danaher Corp., 5.00%(g)	190,543
979		Elanco Animal Health, Inc., 5.00%	31,367

			221,910

		Energy — 0.4%
103,220		MPLX, LP, 8.46%(j) (k)	3,914,681

		Financial — 0.1%
169		Bank of America Corp., 7.25%(j)	203,560
9,906		KKR & Co., Inc., 6.00%(g)	579,204

			782,764

		Technology — 0.0%
115		Broadcom, Inc., 8.00%	172,862

		Utilities — 0.1%
3,924		American Electric Power Co., Inc., 6.13%(g)	211,896
1,886		NiSource, Inc., 7.75%	214,476

			426,372

		TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,328,820)	5,669,336

		PREFERRED STOCKS — 0.0%

		Financial — 0.0%
8,000		B Riley Financial, Inc., 5.50%	192,000
7,150		B Riley Financial, Inc., 5.25%	156,085

			348,085

		TOTAL PREFERRED STOCKS (COST $378,750)	348,085

Notional Value		Description	Value ($)

		PURCHASED OPTIONS — 0.0%

		PURCHASED CURRENCY OPTIONS — 0.0%

		Put Options — 0.0%
4,840,000	USD	USD/AUD Option with BNP Paribas S.A., Strike Price AUD 0.75, Expires 07/22/22	271
2,709,671		USD/JPY Option with Morgan Stanley & Co., Strike Price JPY 113.00, Expires 09/21/22	2,344
9,961,000		USD/JPY Option with Morgan Stanley & Co., Strike Price JPY 128.57, Expires 11/07/22	142,621
4,910,000		USD/MXN Option with Goldman Sachs & Co., Strike Price MXN 20.10, Expires 07/21/22	36,059
4,840,000		USD/NOK Option with Morgan Stanley & Co., Strike Price NOK 8.69, Expires 07/21/22	68

		TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $507,143)	181,363

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Number of Contracts	Notional Value ($)	Description	Value ($)

		PURCHASED FUTURES OPTIONS — 0.0%

		Call Option — 0.0%
20,000	1,925,000	Euro 90-Day Futures with Citigroup Global Markets, Inc., Strike Price $99.00, Expires 12/18/23	2,200

		Put Options — 0.0%
1,050	3,978,975	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,800.00, Expires 08/19/22	154,350
1,100	4,168,450	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,500.00, Expires 09/16/22	91,850
1,150	4,357,925	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,400.00, Expires 09/16/22	72,450
850	3,221,075	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,700.00, Expires 08/19/22	92,225

		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $399,501)	413,075

		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $906,644)	594,438

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENT — 3.1%

		Mutual Fund - Securities Lending Collateral — 3.1%
31,861,522		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(q) (r)	31,861,522

		TOTAL SHORT-TERM INVESTMENT (COST $31,861,522)	31,861,522

		TOTAL INVESTMENTS — 95.1% (Cost $1,118,191,945)	969,071,861

		Other Assets and Liabilities (net)(s) — 4.9%	49,741,318

		NET ASSETS — 100.0%	$1,018,813,179

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	(b)	Variable or floating rate note. Rate shown is as of June 30, 2022.

	(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $1,891,109, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(f)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,427,674 which represents 0.1% of net assets. The aggregate cost of these securities held at June 30, 2022 was $30,099,007.

(g)	All or a portion of this security is out on loan.

(h)	Interest rate presented is yield to maturity.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Security is perpetual and has no stated maturity date.

(k)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(l)	Security is currently in default.

(m)	Year of maturity is greater than 2100.

(n)	Level 3 — significant unobservable inputs were used in determining the value of this security in the Fund.

(o)	Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $368,597 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2022 was $28,840,149.

(p)	When-issued security.

(q)	The rate disclosed is the 7-day net yield as of June 30, 2022.

(r)	Represents an investment of securities lending cash collateral.

(s)	As of June 30, 2022, the value of unfunded loan commitments was $81,067 for the Fund. See Notes to the Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $309,417,290 which represents 30.4% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

At June 30, 2022, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27	02/24/20	USD	590,000	$620,668	$185,850
K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	631,495	665,872	1,803
K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	223,090	240,733	580
Magnolia Finance X DAC, Series 2020-1, due 08/13/24	03/02/20	USD	601,508	601,508	588,065
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,095,000	1,094,405	748,678
Starwood Retail Property Trust, Series 2014-STAR, Class C, 4.08% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	114,695
Starwood Retail Property Trust, Series 2014-STAR, Class D, 4.83% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	251,438

					$1,891,109

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	12,376,151	USD	8,859,045	07/19/22	Citibank N.A.	$(347,903)
AUD	4,428,100	USD	3,150,350	07/19/22	HSBC Bank Plc	(105,123)
AUD	726,100	USD	511,268	07/19/22	JPMorgan Chase Bank N.A.	(11,925)
AUD	4,030,000	USD	2,866,934	07/19/22	Morgan Stanley Capital Services, Inc.	(95,483)
AUD	1,129,100	USD	797,493	07/19/22	State Street Bank London	(21,005)
BRL	888,020	USD	183,205	07/19/22	Bank of America, N.A.	(14,123)
BRL	2,540,000	USD	508,812	07/19/22	Barclays Bank Plc	(25,188)
BRL	5,528,400	USD	1,136,588	07/19/22	Citibank N.A.	(83,963)
BRL	2,490,000	USD	519,367	07/19/22	Goldman Sachs International	(45,263)
BRL	41,381,880	USD	8,500,702	07/19/22	HSBC Bank Plc	(621,459)
BRL	3,258,400	USD	644,717	07/19/22	JPMorgan Chase Bank N.A.	(24,307)
BRL	43,293,500	USD	8,785,364	08/22/22	JPMorgan Chase Bank N.A.	(623,179)
BRL	4,372,800	USD	830,466	07/19/22	UBS AG	2,130
CAD	1,430,000	USD	1,103,215	07/15/22	Citibank N.A.	5,383
CAD	5,784,772	USD	4,622,203	07/19/22	Citibank N.A.	(137,656)
CAD	325,600	USD	253,271	07/19/22	JPMorgan Chase Bank N.A.	(855)
CAD	1,891,500	USD	1,494,803	07/19/22	Morgan Stanley and Co. International Plc	(28,449)
CAD	3,010,000	USD	2,358,996	07/19/22	Morgan Stanley Capital Services, Inc.	(25,545)
CAD	1,693,500	USD	1,331,773	07/19/22	State Street Bank London	(18,915)
CHF	491,500	USD	494,646	07/19/22	Bank of America, N.A.	19,180
CHF	249,000	USD	258,977	07/19/22	Morgan Stanley and Co. International Plc	1,334
CHF	1,182,800	USD	1,215,027	07/19/22	State Street Bank London	21,500
CHF	1,173,900	USD	1,223,247	07/19/22	UBS AG	3,975
CLP	2,460,980,484	USD	2,862,604	07/19/22	Bank of America, N.A.	(243,777)
CLP	1,858,268,000	USD	2,175,184	07/19/22	Barclays Bank Plc	(197,727)
CLP	349,014,200	USD	417,841	07/19/22	Goldman Sachs International	(46,441)
CLP	631,886,000	USD	769,186	07/19/22	HSBC Bank Plc	(96,771)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CLP	371,907,500	USD	452,230	07/19/22	JPMorgan Chase Bank N.A.	$(56,468)
CLP	442,001,300	USD	482,307	07/19/22	Morgan Stanley and Co. International Plc	(11,956)
CNH	8,346,800	USD	1,246,577	07/19/22	Bank of America, N.A.	(1,770)
CNH	1,140,000	USD	170,216	07/19/22	HSBC Bank Plc	(201)
CNH	82,980,800	USD	12,306,647	09/06/22	JPMorgan Chase Bank N.A.	63,776
CNH	15,832,020	USD	2,337,675	07/19/22	Morgan Stanley and Co. International Plc	23,448
CNH	46,587,100	USD	6,976,442	07/19/22	UBS AG	(28,634)
CNY	3,106,600	USD	464,284	07/19/22	State Street Bank London	(224)
COP	1,706,960,400	USD	448,964	07/19/22	Barclays Bank Plc	(39,777)
COP	2,003,216,700	USD	479,809	07/19/22	Deutsche Bank AG	395
COP	3,772,648,800	USD	918,473	07/19/22	Goldman Sachs International	(14,107)
COP	2,994,847,700	USD	759,343	07/19/22	HSBC Bank Plc	(41,428)
COP	17,849,347,000	USD	4,698,186	07/13/22	JPMorgan Chase Bank N.A.	(414,505)
COP	858,688,900	USD	210,228	07/19/22	JPMorgan Chase Bank N.A.	(4,386)
CZK	13,474,797	USD	579,115	07/19/22	Barclays Bank Plc	(10,565)
CZK	70,687,900	USD	3,050,004	07/19/22	Citibank N.A.	(67,426)
CZK	5,614,703	USD	241,306	07/19/22	Deutsche Bank AG	(4,401)
CZK	47,978,312	USD	2,033,216	07/19/22	HSBC Bank Plc	(8,838)
CZK	62,791,200	USD	2,689,575	07/19/22	JPMorgan Chase Bank N.A.	(40,187)
CZK	20,948,400	USD	895,389	07/19/22	Morgan Stanley and Co. International Plc	(11,500)
CZK	8,636,500	USD	371,020	07/19/22	State Street Bank London	(6,614)
EUR	3,409,700	USD	3,596,330	07/19/22	Bank of America, N.A.	(28,419)
EUR	3,402,715	USD	3,636,192	07/19/22	BNP Paribas S.A.	(75,592)
EUR	1,063,000	USD	1,110,697	07/05/22	Citibank N.A.	616
EUR	2,691,131	USD	2,924,113	07/19/22	Citibank N.A.	(108,114)
EUR	652,800	USD	684,180	07/19/22	Deutsche Bank AG	(1,090)
EUR	5,336,553	USD	5,843,170	07/19/22	Goldman Sachs & Co.	(259,001)
EUR	4,394,900	USD	4,650,470	07/19/22	HSBC Bank Plc	(51,647)
EUR	110,000	USD	115,872	07/19/22	JPMorgan Chase Bank N.A.	(768)
EUR	3,210,700	USD	3,390,105	07/19/22	Morgan Stanley and Co. International Plc	(30,430)
EUR	114,000	USD	118,807	07/05/22	Morgan Stanley Capital Services, Inc.	374
EUR	317,300	USD	339,277	07/19/22	Natwest Markets Plc	(7,255)
EUR	775,000	USD	807,395	07/05/22	Standard Chartered Bank	2,829
EUR	2,133,900	USD	2,273,884	07/19/22	State Street Bank London	(40,971)
EUR	472,400	USD	499,927	07/19/22	Toronto Dominion Bank	(5,607)
EUR	2,775,300	USD	2,984,970	07/19/22	UBS AG	(80,896)
GBP	636,300	USD	768,472	07/19/22	Bank of America, N.A.	4,445
GBP	2,503,902	USD	3,013,899	07/19/22	Goldman Sachs & Co.	27,601
GBP	218,900	USD	273,496	07/19/22	HSBC Bank Plc	(7,597)
GBP	819,500	USD	1,016,639	07/19/22	JPMorgan Chase Bank N.A.	(21,189)
GBP	1,950,000	USD	2,443,413	07/19/22	Morgan Stanley and Co. International Plc	(74,739)
HUF	344,147,411	USD	937,240	07/19/22	Citibank N.A.	(32,516)
HUF	868,106,300	USD	2,348,341	07/19/22	Goldman Sachs International	(66,187)
HUF	745,525,289	USD	1,991,065	07/19/22	HSBC Bank Plc	(31,163)
HUF	277,656,400	USD	789,806	07/18/22	JPMorgan Chase Bank N.A.	(59,761)
HUF	126,065,000	USD	337,183	07/19/22	JPMorgan Chase Bank N.A.	(5,772)
HUF	2,613,303,200	USD	7,159,794	08/15/22	JPMorgan Chase Bank N.A.	(319,860)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
HUF	858,054,193	USD	2,347,028	07/19/22	Toronto Dominion Bank	$(91,300)
HUF	500,658,200	USD	1,357,011	07/19/22	UBS AG	(40,837)
IDR	2,473,794,582	USD	167,601	07/19/22	Bank of America, N.A.	(2,320)
IDR	11,809,547,300	USD	809,228	07/19/22	Citibank N.A.	(20,198)
IDR	78,923,576	USD	5,304	07/19/22	Deutsche Bank AG	(31)
IDR	99,268,429,024	USD	6,852,314	07/19/22	HSBC Bank Plc	(219,902)
IDR	39,390,492,500	USD	2,714,548	07/13/22	JPMorgan Chase Bank N.A.	(70,619)
IDR	22,836,236,500	USD	1,547,590	07/15/22	JPMorgan Chase Bank N.A.	(14,844)
IDR	13,003,606,600	USD	876,756	07/26/22	JPMorgan Chase Bank N.A.	(4,107)
IDR	23,696,558,678	USD	1,602,992	07/19/22	Morgan Stanley and Co. International Plc	(19,756)
INR	93,620,700	USD	1,200,755	07/19/22	Bank of America, N.A.	(17,701)
INR	49,031,900	USD	621,806	07/19/22	Barclays Bank Plc	(2,206)
INR	140,702,086	USD	1,794,364	07/19/22	Goldman Sachs International	(16,358)
INR	52,141,114	USD	668,628	07/19/22	HSBC Bank Plc	(9,738)
INR	10,344,400	USD	132,165	07/19/22	JPMorgan Chase Bank N.A.	(1,446)
INR	43,203,600	USD	550,954	07/19/22	Morgan Stanley and Co. International Plc	(5,004)
JPY	589,426,500	USD	4,640,112	07/19/22	BNP Paribas S.A.	(297,967)
JPY	220,769,521	USD	1,786,450	07/19/22	Goldman Sachs & Co.	(160,101)
JPY	90,770,000	USD	700,850	07/19/22	HSBC Bank Plc	(32,172)
JPY	151,811,200	USD	1,164,445	07/19/22	Morgan Stanley and Co. International Plc	(46,092)
JPY	181,150,000	USD	1,397,261	07/19/22	Morgan Stanley Capital Services, Inc.	(62,778)
JPY	162,677,685	USD	1,266,584	07/19/22	Natwest Markets Plc	(68,182)
JPY	133,572,300	USD	1,040,743	07/19/22	State Street Bank London	(56,752)
KRW	13,204,080,500	USD	10,393,079	08/22/22	JPMorgan Chase Bank N.A.	(214,084)
MXN	123,840,198	USD	6,085,500	07/19/22	Citibank N.A.	37,194
MXN	21,513,300	USD	1,077,693	07/19/22	Deutsche Bank AG	(14,070)
MXN	23,942,100	USD	1,212,649	07/19/22	HSBC Bank Plc	(28,945)
MXN	144,799,700	USD	7,262,379	09/12/22	JPMorgan Chase Bank N.A.	(175,642)
MXN	51,975,700	USD	2,592,377	07/19/22	Morgan Stanley and Co. International Plc	(22,684)
MXN	119,519,000	USD	6,066,771	07/19/22	State Street Bank London	(157,718)
MXN	19,560,000	USD	988,425	07/19/22	The BNY Mellon	(21,373)
MYR	4,877,800	USD	1,110,580	07/19/22	Barclays Bank Plc	(3,102)
MYR	13,836,960	USD	3,152,647	07/19/22	Morgan Stanley and Co. International Plc	(11,040)
NOK	1,040,000	USD	103,895	07/19/22	Citibank N.A.	1,395
NOK	74,594,302	USD	8,503,888	07/19/22	Morgan Stanley Capital Services, Inc.	(951,937)
NZD	1,246,100	USD	791,013	07/19/22	Bank of America, N.A.	(16,319)
NZD	2,160,000	USD	1,411,428	07/19/22	Citibank N.A.	(68,569)
NZD	628,200	USD	405,333	07/19/22	Deutsche Bank AG	(14,785)
NZD	2,516,900	USD	1,633,489	07/19/22	State Street Bank London	(68,748)
PEN	5,444,200	USD	1,455,216	07/19/22	Bank of America, N.A.	(25,067)
PEN	7,572,120	USD	1,997,815	07/19/22	Barclays Bank Plc	(8,679)
PEN	1,403,100	USD	365,943	07/19/22	Goldman Sachs International	2,640
PEN	5,962,400	USD	1,596,359	07/19/22	HSBC Bank Plc	(30,083)
PEN	2,074,900	USD	557,827	07/19/22	JPMorgan Chase Bank N.A.	(12,766)
PHP	60,625,700	USD	1,125,530	07/19/22	Citibank N.A.	(24,986)
PHP	94,609,200	USD	1,758,345	07/19/22	HSBC Bank Plc	(40,896)
PHP	27,872,000	USD	535,125	07/11/22	JPMorgan Chase Bank N.A.	(28,251)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PHP	56,219,200	USD	1,087,749	07/12/22	JPMorgan Chase Bank N.A.	$(65,368)
PHP	28,309,500	USD	545,200	07/18/22	JPMorgan Chase Bank N.A.	(30,418)
PHP	155,170,800	USD	2,939,426	07/20/22	JPMorgan Chase Bank N.A.	(117,873)
PHP	21,296,100	USD	389,468	07/19/22	Morgan Stanley and Co. International Plc	(2,878)
PLN	2,127,900	USD	491,511	07/19/22	Bank of America, N.A.	(19,134)
PLN	28,629,565	USD	6,445,464	07/19/22	Citibank N.A.	(89,920)
PLN	20,342,200	USD	4,744,345	07/19/22	HSBC Bank Plc	(228,533)
PLN	17,764,500	USD	4,063,827	07/19/22	JPMorgan Chase Bank N.A.	(120,244)
PLN	72,112,850	USD	16,440,846	08/16/22	JPMorgan Chase Bank N.A.	(495,904)
PLN	2,480,000	USD	551,994	07/19/22	Morgan Stanley and Co. International Plc	(1,453)
RON	4,252,300	USD	919,814	07/19/22	Bank of America, N.A.	(23,064)
RON	3,506,900	USD	735,122	07/19/22	Deutsche Bank AG	4,434
RON	3,792,500	USD	798,203	07/19/22	UBS AG	1,582
THB	9,784,900	USD	285,999	07/19/22	Goldman Sachs International	(9,110)
THB	207,701,300	USD	6,053,737	07/19/22	HSBC Bank Plc	(176,291)
THB	19,650,300	USD	563,193	07/19/22	JPMorgan Chase Bank N.A.	(7,137)
THB	386,705,550	USD	11,187,616	07/19/22	Morgan Stanley and Co. International Plc	(244,782)
THB	27,612,600	USD	801,043	07/19/22	UBS AG	(19,673)
TRY	9,425,400	USD	514,400	09/20/22	Citibank N.A.	13,172
TRY	8,200,000	USD	436,426	09/20/22	HSBC Bank Plc	22,556
TRY	17,000,000	USD	852,985	09/20/22	JPMorgan Chase Bank N.A.	98,562
UAH	12,182,600	USD	390,718	07/01/22	Morgan Stanley and Co. International Plc	23,621
ZAR	20,118,100	USD	1,252,756	07/19/22	Bank of America, N.A.	(26,487)
ZAR	24,628,500	USD	1,559,279	07/19/22	Citibank N.A.	(58,085)
ZAR	14,979,325	USD	958,769	07/19/22	Deutsche Bank AG	(45,727)
ZAR	24,773,200	USD	1,594,181	07/19/22	Goldman Sachs International	(84,167)
ZAR	8,331,500	USD	534,925	07/19/22	HSBC Bank Plc	(27,091)
ZAR	86,019,775	USD	5,454,996	07/19/22	JPMorgan Chase Bank N.A.	(211,788)
ZAR	126,837,900	USD	8,097,163	08/22/22	JPMorgan Chase Bank N.A.	(392,940)
ZAR	30,678,783	USD	1,923,210	07/19/22	Morgan Stanley and Co. International Plc	(53,230)
ZAR	9,518,825	USD	610,244	07/19/22	State Street Bank London	(30,038)
ZAR	820,000	USD	50,717	07/19/22	UBS AG	(735)
USD	1,680,031	AUD	2,274,800	07/26/22	BNP Paribas S.A.	115,539
USD	3,666,849	AUD	5,160,000	07/19/22	Citibank N.A.	118,291
USD	764,834	AUD	1,100,300	07/19/22	HSBC Bank Plc	8,153
USD	250,099	AUD	348,300	07/19/22	JPMorgan Chase Bank N.A.	10,572
USD	1,895,304	AUD	2,685,300	07/19/22	Morgan Stanley and Co. International Plc	48,609
USD	3,932,098	AUD	5,371,000	07/19/22	Morgan Stanley Capital Services, Inc.	238,434
USD	1,537,434	AUD	2,145,810	07/19/22	State Street Bank London	61,748
USD	2,650,082	BRL	13,369,136	07/19/22	Bank of America, N.A.	104,556
USD	833,428	BRL	4,312,100	07/19/22	Barclays Bank Plc	12,391
USD	515,930	BRL	2,551,600	07/19/22	Citibank N.A.	30,097
USD	2,263,855	BRL	11,291,100	07/19/22	HSBC Bank Plc	113,994
USD	9,507,371	BRL	47,330,700	08/22/22	JPMorgan Chase Bank N.A.	584,044
USD	779,519	BRL	4,087,800	07/19/22	Morgan Stanley and Co. International Plc	1,189
USD	282,161	BRL	1,344,242	07/19/22	Morgan Stanley Capital Services, Inc.	26,213
USD	8,027,512	BRL	39,120,000	07/19/22	UBS AG	578,939

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	267,662	CAD	338,900	07/19/22	Bank of America, N.A.	$4,936
USD	1,730,084	CAD	2,170,000	07/19/22	Citibank N.A.	47,829
USD	2,102,887	CAD	2,697,700	07/19/22	HSBC Bank Plc	11,541
USD	263,425	CAD	333,300	07/19/22	Morgan Stanley and Co. International Plc	5,040
USD	253,946	CAD	325,600	07/19/22	State Street Bank London	1,530
USD	569,158	CAD	720,500	07/19/22	The BNY Mellon	10,602
USD	255,959	CHF	247,700	07/19/22	Bank of America, N.A.	(2,992)
USD	786,540	CHF	752,800	07/19/22	JPMorgan Chase Bank N.A.	(455)
USD	2,983,537	CHF	2,856,000	07/19/22	State Street Bank London	(2,192)
USD	247,101	CLP	206,700,000	07/19/22	Bank of America, N.A.	27,143
USD	801,356	CLP	671,007,800	07/19/22	Citibank N.A.	87,310
USD	276,711	CLP	231,347,400	07/19/22	Deutsche Bank AG	30,526
USD	1,043,996	CLP	867,752,600	07/19/22	Goldman Sachs International	120,587
USD	2,227,906	CLP	1,824,209,500	07/18/22	JPMorgan Chase Bank N.A.	286,240
USD	1,883,934	CLP	1,598,638,200	07/19/22	JPMorgan Chase Bank N.A.	182,758
USD	287,618	CLP	241,987,600	07/19/22	Morgan Stanley and Co. International Plc	30,110
USD	712,830	CNH	4,775,600	07/19/22	Bank of America, N.A.	617
USD	829,135	CNH	5,579,000	07/19/22	Deutsche Bank AG	(2,894)
USD	4,993,568	CNH	33,303,700	07/18/22	JPMorgan Chase Bank N.A.	26,712
USD	201,639	CNH	1,349,200	07/19/22	JPMorgan Chase Bank N.A.	424
USD	6,527,926	CNH	43,549,100	09/14/22	JPMorgan Chase Bank N.A.	35,978
USD	1,359,020	CNH	9,099,700	07/19/22	Morgan Stanley and Co. International Plc	1,928
USD	5,576,011	CNH	37,287,700	07/19/22	The BNY Mellon	15,077
USD	289,958	CNY	1,860,000	07/19/22	Citibank N.A.	12,114
USD	171,689	CNY	1,100,000	07/19/22	JPMorgan Chase Bank N.A.	7,372
USD	935,202	CNY	6,210,700	07/19/22	State Street Bank London	7,456
USD	974,626	COP	3,885,316,600	07/19/22	Bank of America, N.A.	43,252
USD	3,217,846	COP	12,203,390,000	07/19/22	Citibank N.A.	292,491
USD	449,848	COP	1,703,597,000	07/19/22	Deutsche Bank AG	41,468
USD	633,397	COP	2,493,308,800	07/19/22	Goldman Sachs International	35,709
USD	516,692	COP	2,066,251,200	07/19/22	HSBC Bank Plc	21,377
USD	12,229,728	COP	46,681,338,100	07/13/22	JPMorgan Chase Bank N.A.	1,026,632
USD	294,639	COP	1,158,350,900	07/19/22	JPMorgan Chase Bank N.A.	16,963
USD	1,827,682	COP	7,275,810,200	07/19/22	Morgan Stanley and Co. International Plc	83,550
USD	2,872,479	COP	11,715,405,770	07/19/22	Natwest Markets Plc	64,102
USD	137,602	CZK	3,220,000	07/19/22	Goldman Sachs International	1,738
USD	105,548	CZK	2,491,800	07/19/22	HSBC Bank Plc	410
USD	3,097,435	CZK	72,270,900	07/19/22	JPMorgan Chase Bank N.A.	48,064
USD	961,625	CZK	22,312,400	07/19/22	Morgan Stanley and Co. International Plc	20,184
USD	248,336	CZK	5,857,000	07/19/22	State Street Bank London	1,209
USD	1,851,845	CZK	43,052,400	07/19/22	UBS AG	35,309
USD	1,282,121	EUR	1,199,000	07/13/22	Bank of America, N.A.	27,991
USD	742,824	EUR	689,600	07/19/22	Bank of America, N.A.	21,227
USD	1,368,818	EUR	1,295,000	07/26/22	Bank of America, N.A.	13,095
USD	280,654	EUR	266,000	07/29/22	Bank of America, N.A.	2,125
USD	1,670,614	EUR	1,595,000	07/18/22	Barclays Bank Plc	1,718
USD	327,934	EUR	310,000	07/25/22	Barclays Bank Plc	3,419

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	280,343	EUR	266,000	07/27/22	Barclays Bank Plc	$1,852
USD	1,441,054	EUR	1,366,000	07/29/22	Barclays Bank Plc	10,715
USD	1,579,849	EUR	1,470,000	07/19/22	BNP Paribas S.A.	41,641
USD	1,507,394	EUR	1,425,000	07/25/22	BNP Paribas S.A.	15,675
USD	1,265,494	EUR	1,201,000	07/27/22	BNP Paribas S.A.	8,094
USD	1,141,083	EUR	1,063,000	07/05/22	Citibank N.A.	29,769
USD	4,566,524	EUR	4,300,000	07/19/22	Citibank N.A.	67,005
USD	2,297,303	EUR	2,177,000	07/29/22	Citibank N.A.	17,765
USD	1,112,954	EUR	1,063,000	08/05/22	Citibank N.A.	(636)
USD	1,024,133	EUR	950,000	07/13/22	Commonwealth Bank of Australia	30,452
USD	843,420	EUR	799,000	07/29/22	Commonwealth Bank of Australia	6,787
USD	1,122,820	EUR	1,072,000	07/18/22	Deutsche Bank AG	1,155
USD	21,069	EUR	20,000	07/19/22	Deutsche Bank AG	141
USD	1,339,500	EUR	1,270,000	07/19/22	Goldman Sachs & Co.	10,572
USD	188,799	EUR	179,000	07/29/22	Goldman Sachs & Co.	1,368
USD	8,020,929	EUR	7,507,904	07/19/22	HSBC Bank Plc	164,659
USD	1,360,499	EUR	1,300,000	07/21/22	HSBC Bank USA, N.A.	(3)
USD	1,101,914	EUR	1,022,800	07/19/22	JPMorgan Chase Bank N.A.	31,656
USD	5,384,673	EUR	5,106,000	07/19/22	Morgan Stanley and Co. International Plc	41,755
USD	122,086	EUR	114,000	07/05/22	Morgan Stanley Capital Services, Inc.	2,905
USD	1,224,387	EUR	1,169,000	07/18/22	Morgan Stanley Capital Services, Inc.	1,228
USD	8,985,984	EUR	8,238,341	07/19/22	Morgan Stanley Capital Services, Inc.	365,385
USD	528,574	EUR	505,000	07/21/22	Morgan Stanley Capital Services, Inc.	71
USD	1,005,198	EUR	950,000	07/25/22	Morgan Stanley Capital Services, Inc.	10,719
USD	119,052	EUR	114,000	08/05/22	Morgan Stanley Capital Services, Inc.	(374)
USD	829,552	EUR	775,000	07/05/22	Standard Chartered Bank	19,329
USD	2,122,048	EUR	2,025,000	07/18/22	Standard Chartered Bank	3,230
USD	809,051	EUR	775,000	08/05/22	Standard Chartered Bank	(2,833)
USD	772,293	EUR	732,000	07/29/22	State Street Bank and Trust	5,815
USD	32,111	EUR	30,000	07/19/22	State Street Bank London	719
USD	829,430	EUR	770,200	07/19/22	The BNY Mellon	23,493
USD	1,571,835	EUR	1,500,000	07/18/22	UBS AG	2,340
USD	3,843,356	GBP	3,140,000	07/19/22	Citibank N.A.	29,185
USD	7,150,462	GBP	5,601,887	07/19/22	Goldman Sachs & Co.	345,827
USD	260,633	GBP	206,300	07/19/22	HSBC Bank Plc	10,040
USD	789,838	GBP	625,900	07/19/22	JPMorgan Chase Bank N.A.	29,554
USD	1,052,041	GBP	835,200	07/19/22	Morgan Stanley and Co. International Plc	37,520
USD	726,226	GBP	591,000	07/25/22	Standard Chartered Bank	8,252
USD	262,949	GBP	208,200	07/19/22	State Street Bank London	10,048
USD	587,553	GBP	468,300	07/19/22	Toronto Dominion Bank	18,707
USD	1,096,944	HUF	404,148,100	07/19/22	Goldman Sachs International	34,485
USD	2,139,139	HUF	803,466,000	07/19/22	HSBC Bank Plc	26,917
USD	3,150,723	HUF	1,174,695,700	07/19/22	JPMorgan Chase Bank N.A.	62,580
USD	426,526	HUF	162,573,500	07/19/22	State Street Bank London	(862)
USD	451,517	HUF	172,590,000	07/19/22	Toronto Dominion Bank	(2,202)
USD	596,295	HUF	218,307,100	07/19/22	UBS AG	22,390
USD	441,432	IDR	6,375,938,531	07/19/22	Bank of America, N.A.	14,258

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,316,244	IDR	76,514,472,712	07/19/22	Citibank N.A.	$184,538
USD	238,138	IDR	3,497,409,500	07/19/22	Deutsche Bank AG	3,433
USD	5,076,044	IDR	73,465,580,000	07/19/22	Goldman Sachs International	145,395
USD	3,171,394	IDR	46,631,475,922	07/19/22	HSBC Bank Plc	71,715
USD	6,464,795	IDR	93,600,531,241	07/15/22	JPMorgan Chase Bank N.A.	182,419
USD	3,941,823	IDR	58,370,510,000	07/26/22	JPMorgan Chase Bank N.A.	24,684
USD	38,958	IDR	571,058,547	07/19/22	Morgan Stanley and Co. International Plc	7,788
USD	529,030	INR	41,209,300	07/19/22	Barclays Bank Plc	8,281
USD	1,048,759	INR	82,906,500	07/19/22	Citibank N.A.	1,097
USD	4,622,283	INR	360,739,730	07/19/22	HSBC Bank Plc	63,734
USD	890,570	INR	69,387,800	07/19/22	Morgan Stanley and Co. International Plc	13,740
USD	309,873	JPY	41,644,900	07/19/22	Bank of America, N.A.	3,086
USD	525,739	JPY	68,530,000	07/19/22	BNP Paribas S.A.	20,897
USD	892,047	JPY	118,550,000	07/19/22	Goldman Sachs & Co.	18,721
USD	1,277,859	JPY	162,677,700	07/19/22	JPMorgan Chase Bank N.A.	79,456
USD	314,324	JPY	37,679,000	09/26/22	Morgan Stanley Capital Services, Inc.	35,348
USD	519,392	JPY	65,947,600	07/19/22	Toronto Dominion Bank	33,574
USD	1,691,521	MXN	34,186,475	07/19/22	Bank of America, N.A.	1,331
USD	528,295	MXN	10,446,100	07/19/22	Barclays Bank Plc	11,837
USD	1,544,874	MXN	31,510,000	07/19/22	Citibank N.A.	(12,990)
USD	2,000,813	MXN	39,977,500	07/19/22	Deutsche Bank AG	24,314
USD	1,914,900	MXN	39,292,791	07/25/22	Goldman Sachs & Co.	(25,619)
USD	183,346	MXN	3,645,600	07/19/22	Goldman Sachs International	3,106
USD	1,383,344	MXN	27,566,100	07/19/22	HSBC Bank Plc	20,470
USD	1,282,449	MXN	25,647,000	07/19/22	JPMorgan Chase Bank N.A.	14,455
USD	9,555,647	MXN	190,328,200	09/12/22	JPMorgan Chase Bank N.A.	240,669
USD	1,607,883	MXN	32,438,100	07/19/22	Morgan Stanley and Co. International Plc	4,135
USD	4,427,158	MXN	90,160,400	07/19/22	Morgan Stanley Capital Services, Inc.	(30,398)
USD	159,520	MXN	3,140,000	07/19/22	The BNY Mellon	4,277
USD	690,131	MXN	13,899,700	07/19/22	Toronto Dominion Bank	2,926
USD	7,959,918	MXN	156,894,300	07/19/22	UBS AG	203,019
USD	567,270	MYR	2,504,300	07/19/22	Barclays Bank Plc	(1,318)
USD	667,548	MYR	2,935,800	07/19/22	Goldman Sachs International	991
USD	1,030,818	MYR	4,536,300	07/19/22	Morgan Stanley and Co. International Plc	875
USD	1,105,411	NOK	9,610,000	07/19/22	Morgan Stanley Capital Services, Inc.	132,491
USD	1,742,400	NOK	15,491,678	07/25/22	Morgan Stanley Capital Services, Inc.	173,825
USD	264,809	NZD	409,600	07/19/22	Bank of America, N.A.	10,163
USD	1,364,749	NZD	2,142,059	07/19/22	Citibank N.A.	33,044
USD	1,422,539	NZD	2,281,050	07/19/22	HSBC Bank Plc	4,423
USD	521,651	NZD	802,700	07/19/22	Morgan Stanley and Co. International Plc	22,617
USD	584,400	NZD	899,200	07/19/22	State Street Bank London	25,372
USD	156,276	PEN	587,300	07/19/22	Bank of America, N.A.	1,997
USD	226,740	PEN	851,500	07/19/22	Citibank N.A.	3,058
USD	251,186	PEN	941,400	07/19/22	Goldman Sachs International	3,888
USD	2,437,962	PEN	9,079,700	07/13/22	JPMorgan Chase Bank N.A.	51,244
USD	714,286	PEN	2,706,000	07/19/22	JPMorgan Chase Bank N.A.	3,441
USD	216,270	PEN	822,300	07/21/22	JPMorgan Chase Bank N.A.	305

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	272,570	PEN	1,000,000	07/19/22	Morgan Stanley and Co. International Plc	$9,878
USD	263,867	PHP	13,856,700	07/19/22	Bank of America, N.A.	12,325
USD	544,360	PHP	28,706,800	07/19/22	Barclays Bank Plc	23,242
USD	2,254,380	PHP	118,767,360	07/19/22	Citibank N.A.	98,385
USD	3,373,434	PHP	180,586,500	07/19/22	HSBC Bank Plc	95,232
USD	1,745,251	PLN	7,530,000	07/19/22	Barclays Bank Plc	73,649
USD	935,824	PLN	4,026,600	07/19/22	Citibank N.A.	41,949
USD	1,449,620	PLN	6,392,200	07/19/22	HSBC Bank Plc	30,601
USD	1,135,310	PLN	5,007,200	07/19/22	JPMorgan Chase Bank N.A.	23,750
USD	8,124,109	PLN	35,677,400	08/16/22	JPMorgan Chase Bank N.A.	235,445
USD	1,859,527	PLN	8,173,400	07/19/22	Morgan Stanley and Co. International Plc	45,094
USD	1,132,581	PLN	4,887,100	07/19/22	UBS AG	47,682
USD	1,109,312	RON	5,260,000	07/19/22	Deutsche Bank AG	52
USD	971,982	RON	4,597,600	07/19/22	Goldman Sachs International	2,413
USD	202,579	RON	960,000	07/19/22	HSBC Bank Plc	128
USD	1,535,993	RON	7,194,700	07/19/22	State Street Bank London	18,732
USD	920,225	RON	4,332,000	07/19/22	UBS AG	6,667
USD	467,505	THB	16,502,000	07/19/22	Goldman Sachs International	538
USD	296,328	THB	10,164,700	07/19/22	HSBC Bank Plc	8,691
USD	720,078	THB	24,724,800	07/19/22	JPMorgan Chase Bank N.A.	20,427
USD	89,844	THB	3,119,900	09/19/22	JPMorgan Chase Bank N.A.	1,289
USD	151,349	THB	5,190,100	07/19/22	Toronto Dominion Bank	4,482
USD	358,752	THB	12,602,800	07/19/22	UBS AG	2,123
USD	525,678	TRY	9,425,400	09/20/22	Citibank N.A.	(1,894)
USD	454,294	TRY	8,200,000	09/20/22	HSBC Bank Plc	(4,688)
USD	943,527	TRY	17,000,000	09/20/22	JPMorgan Chase Bank N.A.	(8,020)
USD	5,298,426	ZAR	82,960,800	07/19/22	Citibank N.A.	241,674
USD	383,024	ZAR	5,982,757	07/19/22	Deutsche Bank AG	18,354
USD	2,119,402	ZAR	33,374,000	07/19/22	JPMorgan Chase Bank N.A.	85,140
USD	16,082,096	ZAR	258,604,567	08/22/22	JPMorgan Chase Bank N.A.	374,272
USD	928,918	ZAR	14,532,000	09/12/22	JPMorgan Chase Bank N.A.	48,105
USD	1,154,391	ZAR	18,513,500	07/19/22	Morgan Stanley and Co. International Plc	25,929
USD	414,891	ZAR	6,582,843	07/19/22	State Street Bank London	13,643
USD	6,418,962	ZAR	99,650,000	07/19/22	The BNY Mellon	344,944

						$(161,367)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Sep 2022	$817,581	$(5,895)
163	Euro 90-Day	Dec 2022	39,246,325	(549,742)
605	Euro 90-Day	Dec 2023	146,568,812	(607,858)
73	SOFR 30-Day	Sep 2023	17,670,563	50,034
251	U.S. Treasury Note 2-Year	Sep 2022	52,713,922	(165,308)
247	U.S. Ultra 10-Year	Sep 2022	31,461,625	569,854
301	U.S. Ultra Bond	Sep 2022	46,457,469	(746,103)

				$(1,455,018)

Sales
14	Euro-Bund	Sep 2022	$2,177,589	$88,020
6	Euro-Bund	Sep 2022	933,252	(8,285)
27	Japan 10-Year Bond	Sep 2022	29,534,945	131,090
57	U.S. Long Bond	Sep 2022	7,901,625	64,025
420	U.S. Treasury Note 10-Year	Sep 2022	49,783,125	120,731
148	U.S. Treasury Note 5-Year	Sep 2022	16,613,000	167,745

				$563,326

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at June 30, 2022
PUT — USD/JPY Option Strike @ JPY 121.00 Expires 11/07/2022	Morgan Stanley & Co.	USD	9,961,000	$(104,561)	$(55,553)

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2022
CALL — Euro 90-Day Futures Option Strike @ $96.50 Expires 12/19/2022	Citigroup Global Markets, Inc.	177,500	$(17,084,375)	$(46,888)	$(51,031)
PUT — S&P 500 E-mini Futures Option Strike @ $3,500.00 Expires 08/19/2022	JPMorgan Securities LLC	200	(757,900)	(7,492)	(11,150)
PUT — S&P 500 E-mini Futures Option Strike @ $3,400.00 Expires 08/19/2022	JPMorgan Securities LLC	850	(3,221,075)	(62,014)	(33,150)

				$(116,394)	$(95,331)

Total Written Options				$(220,955)	$(150,884)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
BRL-CDI	At Maturity	10.67%	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	$—	BRL	958,821	$10,599	$10,599
BRL-CDI	At Maturity	10.47%	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	1,526,090	14,809	14,809
BRL-CDI	At Maturity	7.49%	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	591,999	15,731	15,731
2.94%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/21/32	Bank of America, N.A.	—	THB	18,398,194	—	—
2.99%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/21/27	JPMorgan Chase Bank N.A.	—	THB	45,459,453	—	—
2.99%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	09/21/32	Bank of America, N.A.	—	THB	20,234,428	—	—

						$—			$41,139	$41,139

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	7.80%	Monthly	11/13/31	$5	MXN	6,846,042	$23,645	$23,640
1-Month TIIE	Monthly	7.50%	Monthly	09/17/31	4	MXN	4,768,972	20,873	20,869
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	(246,930)	(246,930)
3-Month JIBAR	Quarterly	8.60%	Quarterly	09/21/32	14	ZAR	12,121,407	29,791	29,777
3-Month JIBAR	Quarterly	8.31%	Quarterly	09/21/32	16	ZAR	14,977,671	54,606	54,590
3-Month JIBAR	Quarterly	7.72%	Quarterly	09/21/27	14	ZAR	19,325,116	32,956	32,942
3-Month JIBAR	Quarterly	7.44%	Quarterly	09/21/27	11	ZAR	17,304,092	41,662	41,651
6-Month BUBOR	Semi-Annual	8.16%	Annual	09/21/27	10	HUF	338,710,969	10,239	10,229
6-Month WIBOR	Semi-Annual	6.74%	Annual	09/21/27	13	PLN	5,126,429	4,619	4,606
CPI-U	Annual	3.97%	Annual	11/18/23	(17,982)	USD	4,870,000	146,517	164,499
3.37%	Annual	CPI-U	Annual	11/18/26	51,775	USD	4,870,000	(73,473)	(125,248)
SOFR	Annual	2.65%	Annual	08/15/47	59,195	USD	4,982,000	52,617	(6,578)
SOFR	Annual	2.62%	Annual	02/15/48	(349)	USD	1,780,000	27,715	28,064
SOFR	Annual	1.52%	Annual	11/20/26	(9,498)	USD	5,530,000	166,862	176,360

									$208,471

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley &Co.	(1.00%	)	Quarterly	Daimler AG, 1.40%, 01/12/24	$13,936	$(19,195)	$(5,259)

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
820,000	USD	06/20/26	Morgan Stanley & Co.	5.00%		Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	$(98,310)	$180,545	$82,235
410,000	USD	06/20/26	Morgan Stanley & Co.	5.00%		Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(49,544)	90,662	41,118
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%		Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	(14,218)	9,255	(4,963)

								$(162,072)	$280,462	$118,390

Total OTC Credit Default Swaps								$(148,136)	$261,267	$113,131

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,210,570	USD	06/20/27	(5.00%	)	Quarterly	CDX.NA.HY.38**	$248,382	$(150,865)	$97,517
3,663,000	USD	06/20/27	5.00%		Quarterly	CDX.NA.HY.38**	(48,754)	(62,505)	(111,259)
1,380,000	USD	06/20/26	(5.00%	)	Quarterly	General Motors Co.	142,080	(264,656)	(122,576)
615,000	USD	06/20/26	(1.00%	)	Quarterly	ViacomCBS, Inc.	21,108	(9,500)	11,608
615,000	USD	06/20/26	(1.00%	)	Quarterly	Walt Disney Co. (The)	8,737	(18,723)	(9,986)

							$371,553	$(506,249)	$(134,696)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps — continued

Sell Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(158,354)	$196,911	$38,557

Total Centrally Cleared Credit Default Swaps						$213,199	$(309,338)	$(96,139)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $464,500 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Pesos
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound Sterling
GHS	— Ghana Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Currency Abbreviations — continued

RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
TWD	— Taiwan Dollar
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Brazil Interbank Deposit Rate
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
OTC	—	Over-The-Counter
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	—	Warsaw Interbank Offer Rate

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	32.4
Sovereign Debt Obligations	31.2
Bank Loans	15.8
Mortgage Backed Securities — Private Issuers	5.5
Asset Backed Securities	4.5
Convertible Debt	1.1
U.S. Government and Agency Obligations	0.7
Convertible Preferred Stocks	0.6
Common Stocks	0.2
Mortgage Backed Securities — U.S. Government Agency Obligations	0.0	*
Purchased Futures Options	0.0	*
Preferred Stocks	0.0	*
Centrally Cleared Interest Rate Swaps	0.0	*
Purchased Currency Options	0.0	*
OTC Credit Default Swaps	0.0	*
OTC Interest Rate Swaps	0.0	*
Written Currency Options	0.0	*
Written Futures Options	0.0	*
Centrally Cleared Credit Default Swaps	0.0	*
Futures Contracts	0.0	*
Forward Foreign Currency Contracts	(0.3)
Short-Term Investment	3.1
Other Assets and Liabilities (net)	5.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.